Registration No. 333-[ ]

As filed with the Securities and Exchange Commission on January 18, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO. [    ]

☐ POST-EFFECTIVE AMENDMENT NO. [    ]

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

617-663-3000

(Registrant’s Area Code and Telephone Number)

Thomas M. Kinzler

Secretary

John Hancock Variable Insurance Trust

601 Congress Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

Christopher P. Harvey, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116	Mark P. Goshko, Esq. K&L Gates LLP One Lincoln Street Boston, Massachusetts 02111

Title of securities being registered: shares of beneficial interest ($0.01 par value) of the Registrant.

Approximate date of proposed public offering: as soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing become effective on February 17, 2013 pursuant to Rule 488.

PART A

INFORMATION REQUIRED IN THE

PROXY STATEMENT/PROSPECTUS

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

617-663-3000

March 5, 2013

Dear Variable Annuity and Variable Life Contract Owners:

A Special Meeting of Shareholders of John Hancock Variable Insurance Trust (“JHVIT”) will be held at 601 Congress Street, Boston, Massachusetts 02210, on April 10, 2013 at 10:00 a.m., Eastern Time (the “Meeting”). At the Meeting, shareholders of each of two series or funds of JHVIT — American Global Small Capitalization Trust and American High-Income Bond Trust (each, an “Acquired Fund” and, together, the “Acquired Funds”) — will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the combination of that Acquired Fund into the corresponding JHVIT fund listed below (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) (each, a “Reorganization” and, together, the “Reorganizations”):

Acquired Funds		Acquiring Funds
American Global Small Capitalization Trust	—	American Global Growth Trust
American High-Income Bond Trust	—	High Yield Trust

Under the Plan and with respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in the Reorganization will equal the total value of the net assets of its corresponding Acquired Fund. The number of full and fractional shares of an Acquiring Fund received by a shareholder of an Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization. Holders of Series I, Series II and Series III shares of American Global Small Capitalization Trust will receive Series I, Series II and Series III shares, respectively, of American Global Growth Trust in the Reorganization. Holders of Series I, Series II and Series III shares of American High-Income Bond Trust will receive Series I, Series II and Series I shares, respectively, of High Yield Trust in the Reorganization. For certain variable annuity insurance contracts that currently invest in Series II shares of American High-Income Bond Trust, it is expected that, after the Reorganization, John Hancock Life Insurance Company (“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”) will replace such Series II shares with Series I shares issued by High Yield Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. If approved by shareholders of an Acquired Fund, the Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on April 26, 2013.

The Board of Trustees of JHVIT (the “Board”) has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in a combined Acquiring Fund that has the potential to achieve a more consistent long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than the corresponding Acquired Fund. Each Acquiring Fund has principal investment strategies that are similar to those of the corresponding Acquired Fund.

The value of your investment will not be affected by the applicable Reorganization. Furthermore, the Reorganizations are not expected to be taxable events for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of the Acquired Funds. The expenses of the Reorganizations will in each case be borne solely by the Acquired Fund.

* * *

Although you are not a shareholder of JHVIT, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life insurance contracts issued by John Hancock USA and John Hancock NY are invested in subaccounts of separate accounts established by these companies, and each subaccount invests in shares of one of JHVIT’s funds. You have the right to instruct these insurance companies, as appropriate, how to vote the shares of the Acquired Funds attributable to your contracts as of February 10, 2013, the record date for the Meeting. John Hancock USA and John Hancock NY will vote all shares of each Acquired Fund owned by such companies and attributed to such contracts in proportion to the timely voting instructions with respect to that fund received from owners of contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended.

Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus for JHVIT, and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

The Board has unanimously voted in favor of each proposed Reorganization and recommends that you give voting instructions for its approval, as applicable.

In order for shares to be voted at the Meeting based on your instructions, we urge you to read the Proxy Statement/Prospectus and then complete and mail your Voting Instructions Form in the enclosed postage-paid envelope, allowing sufficient time for its receipt by the close of business on April 9, 2013. To give voting instructions by touch-tone telephone or via the Internet, follow the instructions on the Voting Instructions Form.

If you have any questions regarding any Reorganization, please call one of the following numbers:

For John Hancock USA variable annuity contracts:	(800) 344-1029
For John Hancock USA variable life contracts:	(800) 827-4546
For John Hancock NY variable annuity contracts:	(800) 551-2078
For John Hancock NY variable life contracts:	(888) 267-7784

Sincerely,

/s/ Thomas M. Kinzler

Thomas M. Kinzler Secretary John Hancock Variable Insurance Trust

2

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

617-663-3000

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of American Global Small Capitalization Trust and American High-Income Bond Trust:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of American Global Small Capitalization Trust and American High-Income Bond Trust (each, an “Acquired Fund” and, together, the “Acquired Funds”), each a separate series or fund of John Hancock Variable Insurance Trust (“JHVIT”), will be held at 601 Congress Street, Boston, Massachusetts 02210, on April 10, 2013 at 10:00 a.m., Eastern Time. A Proxy Statement/Prospectus providing information about the following proposals to be voted on at the Meeting is included with this notice.

Proposal 1	Approval of Agreement and Plan of Reorganization providing for the reorganization of American Global Small Capitalization Trust into American Global Growth Trust. (Only shareholders of American Global Small Capitalization Trust will vote on Proposal 1)

Proposal 2	Approval of Agreement and Plan of Reorganization providing for the reorganization of American High-Income Bond Trust into High Yield Trust. (Only shareholders of American High-Income Bond Trust will vote on Proposal 2)

Any other business that may properly come before the Meeting.

The Board of Trustees of JHVIT recommends that shareholders vote FOR each Proposal, as applicable.

Approval of each proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities” (as defined in the accompanying Proxy Statement/Prospectus) of the applicable Acquired Fund. Each shareholder of record at the close of business on February 10, 2013 is entitled to receive notice of and to vote at the Meeting.

Sincerely yours,

/s/ Thomas M. Kinzler

Thomas M. Kinzler Secretary March 5, 2013 Boston, Massachusetts

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street, Boston, Massachusetts 02210-2805, 617-663-3000

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the “Board”) of John Hancock Variable Insurance Trust (“JHVIT”) of proxies to be used at a Special Meeting of Shareholders of JHVIT to be held at 601 Congress Street, Boston, Massachusetts 02210, on April 10, 2013, at 10:00 a.m., Eastern Time (the “Meeting”).

At the Meeting, shareholders of each of two series or funds of JHVIT listed below (each, an “Acquired Fund” and, together, the “Acquired Funds”) will separately be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the combination of the Acquired Fund into its corresponding JHVIT fund listed below (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) (each a “Reorganization” and, together, the “Reorganizations”):

Acquired Funds		Acquiring Funds
American Global Small Capitalization Trust	—	American Global Growth Trust
American High-Income Bond Trust	—	High Yield Trust

This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganizations. Please read it carefully and retain it for future reference.

JHVIT’s Annual and Semi-Annual Reports to Shareholders contain additional information about the investments of the Acquired and Acquiring Funds. For additional information regarding the Acquired and Acquiring Funds, see the JHVIT Prospectus dated April 30, 2012, as supplemented (File Nos. 2-94157 and 811-04146), which is incorporated by reference into this Proxy Statement/Prospectus insofar as it relates to those funds. A Statement of Additional Information dated March 5, 2013 (File No. 333-[ ]) (the “SAI”) relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (the “SEC”) and also is incorporated by reference into this Proxy Statement/Prospectus. The SAI incorporates by reference the Statements of Additional Information of JHVIT dated April 30, 2012, as supplemented (the “JHVIT SAIs”), insofar as they relate to the Acquired and Acquiring Funds. Copies of the reports and the SAI, which will be accompanied by copies of the JHVIT SAIs, may be obtained without charge by writing to JHVIT at the address stated above or by calling the appropriate toll free number listed below. For purposes of this Proxy Statement/Prospectus, references to information found or included in the SAI include information found or included in the JHVIT SAIs. Contract holders having any questions regarding either Reorganization should call the appropriate toll free number listed below:

For John Hancock USA variable annuity contracts:	(800) 344-1029
For John Hancock USA variable life contracts:	(800) 827-4546
For John Hancock NY variable annuity contracts:	(800) 551-2078
For John Hancock NY variable life contracts:	(888) 267-7784

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

The date of this Proxy Statement/Prospectus is March 5, 2013.

Under the Plan and with respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of an Acquiring Fund issued in a Reorganization will equal the total value of the net assets of the corresponding Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) on the closing date of the Reorganization (the “Exchange Date”). Holders of Series I, Series II and Series III shares of American Global Small Capitalization Trust will receive Series I, Series II and Series III shares, respectively, of American Global Growth Trust in the Reorganization. Holders of Series I, Series II and Series III shares of American High-Income Bond Trust will receive Series I, Series II and Series I shares, respectively, of High Yield Trust in the Reorganization. For certain variable annuity insurance contracts that currently invest in Series II shares of American High-Income Bond Trust, it is expected that, after the applicable Reorganization, John Hancock Life Insurance Company (“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”) will replace such Series II shares with Series I shares issued by High Yield Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise.

If approved by shareholders of an Acquired Fund, the Reorganization is expected to occur with respect to that fund as of the close of regularly scheduled trading on the NYSE on April 26, 2013. All share classes of each Acquired Fund will vote in the aggregate and not by class. The consummation of the Reorganization as to an Acquired Fund and its corresponding Acquiring Fund is not contingent upon the consummation of the Reorganization of the other Acquired Fund and its corresponding Acquiring Fund. The terms and conditions of each Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of the Plan attached hereto as Appendix A.

JHVIT is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (information on the operation of this reference facility may be obtained by calling the SEC at 1-202-551-8090); at the Northeast Regional Office (3 World Financial Center, New York, New York 10281); and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Such materials also are available on the SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.

ii

INTRODUCTION	1
OVERVIEW OF THE REORGANIZATIONS	1
Proposal 1 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF AMERICAN GLOBAL SMALL CAPITALIZATION TRUST INTO AMERICAN GLOBAL GROWTH TRUST (Only shareholders of American Global Small Capitalization Trust will vote on Proposal 1)	3
Proposal 2 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF AMERICAN HIGH-INCOME BOND TRUST INTO HIGH YIELD TRUST (Only shareholders of American High-Income Bond Trust will vote on Proposal 2)	9
INFORMATION ABOUT THE REORGANIZATIONS	17
Agreement and Plan of Reorganization	17
Reasons for the Reorganizations	18
Board Consideration of the Reorganizations	18
Description of the Securities to Be Issued	19
Other Matters Regarding Contract Holders of Series II Shares of American High-Income Bond Trust	20
Federal Income Tax Consequences	20
CAPITALIZATION	22
ADDITIONAL INFORMATION ABOUT THE FUNDS	24
Principal Risks of Investing in the Funds	24
Additional Information About the Funds’ Investment Policies	32
Additional Information about Each JHVIT Feeder Fund’s and Each American Funds Master Fund’s Investments	33
CRMC, the Subadvisers and Portfolio Managers	34
Rule 12b-1 Fees	37
Dividends and Distributions	37
Purchase and Redemption of Shares	37
Disruptive Short Term Trading	39
Tax Matters	40
Policy Regarding Disclosure of Fund Portfolio Holdings	41
Broker Compensation and Revenue Sharing Arrangements	41
SHAREHOLDERS AND VOTING INFORMATION	42
Shareholders of JHVIT	42
Voting Procedures	42
Solicitation of Proxies and Voting Instructions	43
OUTSTANDING SHARES AND SHARE OWNERSHIP	44
Acquired Funds	44
Acquiring Funds	44
FINANCIAL STATEMENTS	45
LEGAL MATTERS	45
OTHER MATTERS	45
Appendix A FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
Appendix B FINANCIAL HIGHLIGHTS OF THE FUNDS	B-1

INTRODUCTION

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of proxies to be used at the Meeting. The Board has designated February 10, 2013 as the record date for determining shareholders eligible to vote at the Meeting (the “Record Date”). All shareholders of record at the close of business on the Record Date are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of JHVIT held.

JHVIT. JHVIT is a Massachusetts business trust that is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. JHVIT currently offers 95 separate series or funds (each a “fund”), including the Acquired and Acquiring Funds. JHVIT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts (“variable contracts”), certain entities affiliated with the insurance companies, as permitted by applicable law, and other funds of JHVIT that operate as funds of funds. Shares of JHVIT may also be sold to unaffiliated insurance companies and their separate accounts and certain qualified pension and retirement plans but are not currently offered to such investors.

Investment Management. None of American Global Small Capitalization Trust (Acquired Fund), American Global Growth Trust (Acquiring Fund), or American High-Income Bond Trust (Acquired Fund) has an investment adviser, but invests solely in a master fund, Global Small Capitalization Fund(sm) (the “Master Global Small Capitalization Fund”), Global Growth Fund(sm) (the “Master Global Growth Fund”) and High-Income Bond Fund(sm) (the “Master High-Income Bond Fund” and, collectively with Master Global Small Capitalization Fund and Master Global Growth Fund, the “master funds”), respectively. Each master fund is a series of American Funds Insurance Series and is managed by Capital Research and Management Company (“CRMC”). The address for CRMC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”) serves as investment adviser to High Yield Trust (Acquiring Fund). Pursuant to an Amended and Restated Advisory Agreement with JHVIT on behalf of High Yield Trust, dated September 26, 2008 (the “Advisory Agreement”), JHIMS is responsible for, among other things, administering the business and affairs of High Yield Trust and selecting, contracting with, compensating and monitoring the performance of any investment subadviser that manages the investment of the assets of the Fund pursuant to subadvisory agreements.

Western Asset Management Company (“Western Asset”) serves as investment subadviser to High Yield Trust. The address for Western Asset is 620 8th Avenue #50, New York, New York 10018.

Western Asset Management Company Limited serves as investment sub-subadviser to High Yield Trust. The address for Western Asset Management Company Limited is 10 Exchange Square, Primrose Street, London EC2A 2EN.

JHIMS, CRMC, the subadviser and the sub-subadviser are registered with the SEC as investment advisers under the Investment Advisers Act of 1940, as amended.

JHIMS also provides to JHVIT certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight, as well as services related to the office of the Chief Compliance Officer.

The Distributor. John Hancock Distributors, LLC (“JH Distributors”) serves as JHVIT’s distributor.

The offices of JHIMS and JH Distributors are located at 601 Congress Street, Boston, Massachusetts 02210. Their ultimate parent entity is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the United States.

OVERVIEW OF THE REORGANIZATIONS

At its meeting held on December 10-12, 2012, the Board, including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of JHVIT, the Adviser, the subadviser, the sub-subadviser or JH Distributors (the “Independent Trustees”), approved the Plan providing for the Reorganization of each Acquired Fund into its corresponding Acquiring Fund. Each Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to shareholders of the Acquired Fund of the shares of the

Acquiring Fund; and (iii) the liquidation and termination of the Acquired Fund.

As a result of each Reorganization, shareholders of an Acquired Fund will become shareholders of the corresponding Acquiring Fund. In each Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of its corresponding Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Exchange Date”). Holders of Series I, Series II and Series III shares of American Global Small Capitalization Trust will receive Series I, Series II and Series III shares, respectively, of American Global Growth Trust in the Reorganization. Holders of Series I, Series II and Series III shares of American High-Income Bond Trust will receive Series I, Series II and Series I shares, respectively, of High Yield Trust in the Reorganization. For certain variable annuity insurance contracts that currently invest in Series II shares of American High-Income Bond Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares with Series I shares issued by High Yield Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. Shares of the Acquired Funds will be available for purchase between the Record Date and the Exchange Date.

The Board has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in a combined Acquiring Fund that has the potential to achieve a more consistent long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than the corresponding Acquired Fund. Each Acquiring Fund has principal investment strategies that are similar to those of the corresponding Acquired Fund. The effective advisory fee rate charged indirectly (through its investment in a master fund) to American Global Growth Trust is, and will continue to be, lower than the effective advisory fee rates charged indirectly (through its investment in a master fund) to American Global Small Capitalization Trust. While the effective advisory fee rate charged to High Yield Trust is, and will continue to be, higher than the effective advisory fee rate charged indirectly (through its investment in a master fund) to American High-Income Bond Trust, each class of each Acquiring Fund has total operating expenses that are lower than those of the corresponding Acquired Fund class. Each class of each resulting combined fund after the Reorganization is expected to have total operating expenses that are lower than those of the corresponding Acquired Fund class. The consummation of neither Reorganization is contingent upon the approval or consummation of the other Reorganization. The factors that the Board considered in deciding to approve the Reorganizations are discussed below under “Information About the Reorganizations — Board Consideration of the Reorganizations.”

Neither Reorganization is expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of each Acquired Fund. See “Information About the Reorganizations — Federal Income Tax Consequences.”

Immediately prior to a Reorganization, an Acquired Fund may, in certain situations, not comply with its investment policies. The Reorganizations will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See “Additional Information About the Funds — Purchase and Redemption of Shares” in the JHVIT Prospectus.

The expenses of the Reorganizations will in each case be borne solely by the Acquired Fund. If a Reorganization is not consummated as to an Acquired Fund, the expenses of that Reorganization will be paid by JHIMS.

Because American Global Small Capitalization Trust and American High-Income Bond Trust invest solely in the Master Global Small Capitalization Fund and Master Global High-Income Bond Fund, respectively, they do not expect to incur directly any brokerage commissions and other transaction costs in selling portfolio investments in connection with the Reorganization. The estimated expenses of the Reorganizations (consisting of legal, accounting, printing, solicitation and tabulation of proxies) are: $106,598 (-$0.01 per share) with respect to American Global Small Capitalization Trust; and $99,894 (-$0.01 per share) with respect to American High-Income Bond Trust.

Proposal 1

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR

THE REORGANIZATION OF AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

INTO AMERICAN GLOBAL GROWTH TRUST

Shareholders of American Global Small Capitalization Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into American Global Growth Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have identical investment objectives and similar principal investment strategies, although with differing market capitalization focus. Each fund invests all of its assets in Class 1 shares of a master fund. Each fund invests (through its respective master fund) primarily in growth-oriented equity securities of companies located throughout the world. The principal investment strategies of each fund differ in that the Acquired Fund invests primarily in companies with small market capitalizations, whereas the Acquiring Fund’s investments are not limited to particular capitalization sizes, and the Acquiring Fund focuses on investments in companies with medium to large market capitalizations.

American Global Small Capitalization Trust	American Global Growth Trust
(Acquired Fund)	(Acquiring Fund)
Approximate Net Assets of Each Fund as of December 31, 2011:

$86,745,680	$162,673,245

As of June 30, 2012 (unaudited):

$87,527,149	$163,919,799

Investment Adviser to Each Master Fund: CRMC
Investment Objectives:

Each fund’s investment objective is to seek to provide long-term growth of capital.
Principal Investment Strategies:

The fund invests all of its assets in Class 1 shares of its master fund, the Global Small Capitalization Fund(SM), a series of American Funds Insurance Series.

Under normal circumstances, the master fund invests primarily in stocks of smaller companies located around the world. Normally, the master fund invests at least 80% of its net assets in growth-oriented common stocks and other equity securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.

The master fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market movements. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less.

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund(SM), a series of American Funds Insurance Series.

The master fund invests primarily in common stocks of companies located around the world that the adviser believes have potential for growth. Although the master fund focuses on investments in medium to larger capitalization companies, the master fund’s investments are not limited to a particular capitalization size.

American Global Small Capitalization Trust	American Global Growth Trust
(Acquired Fund)	(Acquiring Fund)

The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the master fund invests a significant portion of its assets outside the United States. The master fund may also invest a portion of its assets in common stocks and other securities of companies in emerging and developing countries. The master fund expects to be invested in numerous countries around the world.	The master fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries and expects to be invested in numerous countries around the world.

Temporary Defensive Investing

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Use of Hedging and Other Strategic Transactions
From time to time, the master fund may use forward foreign currency contracts.	The master fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds – Principal Risks of Investing in the Funds – Hedging, derivatives and other strategic transactions.”

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended June 30, 2012 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expense ratios below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

Holders of Series I, Series II and Series III shares of American Global Small Capitalization Trust will receive Series I, Series II and Series III shares, respectively, of American Global Growth Trust in the Reorganization.

Annual Fund Operating Expenses (12-month period ended 6/30/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class(A)		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(B)	Total Fund Operating Expenses
(1) American Global Small Capitalization Trust (Acquired Fund)	Series I	0.70%	0.60%	0.11%	1.41%
	Series II	0.70%	0.75%	0.11%	1.56%
	Series III	0.70%	0.25%	0.11%	1.06%
(2) American Global Growth Trust (Acquiring Fund)	Series I	0.53%	0.60%	0.07%	1.20%
	Series II	0.53%	0.75%	0.07%	1.35%
	Series III	0.53%	0.25%	0.07%	0.85%

Fund/Share Class(A)		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(B)	Total Fund Operating Expenses
(3) American Global Growth Trust (Acquiring Fund) (Pro Forma combining (1) and (2))	Series I	0.53%	0.60%	0.06%	1.19%
	Series II	0.53%	0.75%	0.06%	1.34%
	Series III	0.53%	0.25%	0.06%	0.84%

(A)	The table reflects the combined fees of the feeder fund and the master fund.

(B)	“Other Expenses” reflect the administrative services fee for each master fund, which was added effective January 1, 2012.

Examples: The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class(A)		One Year	Three Years	Five Years	Ten Years
(1) American Global Small Capitalization Trust (Acquired Fund)	Series I	$144	$446	$771	$1,691
	Series II	$159	$493	$850	$1,856
	Series III	$108	$337	$585	$1,294
(2) American Global Growth Trust (Acquiring Fund)	Series I	$122	$381	$660	$1,455
	Series II	$137	$428	$739	$1,624
	Series III	$87	$271	$471	$1,049
(3) American Global Growth Trust (Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$121	$378	$654	$1,443
	Series II	$136	$425	$734	$1,613
	Series III	$86	$268	$466	$1,037

(A)	Expense information for each of American Global Small Capitalization Trust and American Global Growth Trust includes expenses of that fund and its corresponding master fund.

Portfolio Turnover. Each fund operates as a feeder fund and does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of each master fund and each fund. During its most recent fiscal year ended December 31, 2011 and the six-month period ended June 30, 2012, the portfolio turnover rates for the Acquired Fund’s master fund were 15% and 5%, respectively, of the average value of its total portfolio, and the portfolio turnover rates for the Acquiring Fund’s master fund were 7% and 1%, respectively, of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights. The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding class of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Applicable to Both Funds:

Active management risk The investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. Because the Acquired Fund invests a greater percentage of its assets in smaller company stocks than the Acquiring Fund, these risks are more pronounced for the Acquired Fund.

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the relevant JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Each of the Acquired and Acquiring Funds is a feeder fund and does not have an advisory fee. However, the master funds in which they invest, Master Global Small Capitalization Fund and Master Global Growth Fund, respectively, had effective advisory fee rates of 0.70% and 0.53%, respectively, for the 12-month period ended June 30, 2012. These fees were paid to CRMC, each master fund’s investment adviser.

For information about the management of the Master Global Small Capitalization Fund and Master Global Growth Fund, in which the Acquired and Acquiring Funds invest, respectively, see “Additional Information About the Funds — CRMC, Subadvisers and Portfolio Managers.”

Performance

The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of December 31, 2012 is based on unaudited financial statements. For both the Acquired and Acquiring Funds, the performance shown for periods prior to the inception date of Series I and Series III shares is the performance of Series II shares. The performance of the Acquired and Acquiring Funds’ Series II classes, for periods prior to their inception, is the performance of the master fund share class in which the Acquired or Acquiring Fund invests, adjusted to reflect the Rule 12b-1 fees of the Series II classes. This pre-inception performance, with respect to each fund’s Series I and Series III shares, has not been adjusted to reflect the Rule 12b-1 fees for those share classes. As a result, the pre-inception performance shown for Series I and Series III shares is lower than it would be if adjusted to reflect the lower Rule 12b-1 fees of those classes. Performance information below does not reflect fees and expenses of any variable contract that may use JHVIT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.

American Global Small Capitalization Trust

(Acquired Fund)

Calendar Year Total Returns for Series II:

Best Quarter:         29.18% (Quarter ended 6/30/2009)

Worst Quarter:     -31.38% (Quarter ended 12/31/2008)

American Global Growth Trust

(Acquiring Fund)

Calendar Year Total Returns for Series II:

Best Quarter:         22.00% (Quarter ended 6/30/2009)

Worst Quarter:     -20.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for Periods Ended December 31, 2012

Fund	Share Class	One Year	Five Year	Ten Year	Date of Inception
American Global Small Capitalization Trust (Acquired Fund)	Series I	17.72%	-3.06%	11.68%	11/5/2010
	Series II	17.49%	-3.13%	11.28%	5/1/2007
	Series III	18.17%	-2.56%	11.96%	1/2/2008

Fund	Share Class	One Year	Five Year	Ten Year	Date of Inception
MSCI AC World Small Cap Index (gross of foreign withholding taxes on dividends)		18.63%	2.76%	12.51%	5/1/2007
S&P / Citigroup Global ex. US < $2 Billion Index		18.22%	-0.42%	13.63%	5/1/2007

Fund	Share Class	One Year	Five Year	Ten Year	Date of Inception
American Global Growth Trust (Acquiring Fund)	Series I	22.13%	1.35%	10.06%	11/5/2010
	Series II	22.00%	1.28%	9.67%	5/1/2007
	Series III	22.49%	1.85%	10.34%	1/2/2008
MSCI World Index (gross of foreign withholding taxes on dividends)		16.54%	-0.60%	8.08%	5/1/2007
Lipper Global Fund Index		16.07%	-1.00%	7.67%	5/1/2007

Proposal 2

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR

THE REORGANIZATION OF AMERICAN HIGH-INCOME BOND TRUST

INTO HIGH YIELD TRUST

Shareholders of American High-Income Bond Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into High Yield Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, although the Acquired and Acquiring Funds have different investment objectives, they have substantially similar principal investment strategies in that each invests (in the case of the Acquired Fund, which is a feeder fund in a master-feeder structure, through its master fund) significantly in high yield debt securities. The investment objective of the Acquired Fund is to seek to provide a high level of current income and, secondarily, capital appreciation, while the investment objective of the Acquiring Fund is to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. In addition, the Acquiring Fund may invest in fixed- and floating-rate loans, mortgage-backed securities, preferred stocks and convertible securities, while the Acquired Fund does not have a comparable principal investment policy with respect to such investments. In addition, the Acquired Fund pursues its investment objective by investing all of its investable assets in the Master High-Income Bond Fund, whereas High Yield Trust invests directly in securities and instruments.

American High-Income Bond Trust (Acquired Fund)	High Yield Trust (Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2011:

$96,876,502	$237,887,926

As of June 30, 2012 (unaudited):

$98,324,530	$238,649,282

Investment Adviser to the Acquired Fund’s Master Fund:

CRMC

Investment Adviser to the Acquiring Fund:

John Hancock Investment Management Services, LLC

Investment Subadviser to the Acquiring Fund:

Western Asset Management Company

Investment Sub-Subadviser to the Acquiring Fund:

Western Asset Management Company Limited

American High-Income Bond Trust (Acquired Fund)	High Yield Trust (Acquiring Fund)

Investment Objectives:

To seek to provide a high level of current income and, secondarily, capital appreciation.	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Principal Investment Strategies:

The fund invests all of its assets in Class 1 shares of its master fund, the High-Income Bond Fund(SM), a series of American Funds Insurance Series. The master fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by nationally recognized statistical rating organizations (NRSROs) designated by CRMC or unrated but determined by CRMC to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.”	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.	Corporate Bonds, Preferred Stocks and Convertible Securities

	Moody’s	Ba through C

	Standard & Poor’s	BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities. As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadviser.

The master fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

American High-Income Bond Trust (Acquired Fund)	High Yield Trust (Acquiring Fund)

Use of Hedging and Other Strategic Transactions:

A fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

Temporary Defensive Investing:

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended June 30, 2012 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expense ratios below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

Holders of Series I, Series II and Series III shares of American High-Income Bond Trust will receive Series I, Series II and Series I shares, respectively, of High Yield Trust in the Reorganization. For certain variable annuity insurance contracts that currently invest in Series II shares of American High-Income Bond Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares with Series I shares issued by High Yield Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. See “Information About the Reorganizations – Other Matters Regarding Contract Holders of Series II Shares of Certain Funds.”

Annual Fund Operating Expenses (12-month period ended 6/30/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class(A)		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(B)	Total Operating Expenses
(1) American High-Income Bond Trust (Acquired Fund)	Series I	0.46%	0.60%	0.07%	1.13%
	Series II	0.46%	0.75%	0.07%	1.28%
	Series III	0.46%	0.25%	0.07%	0.78%
(2) High Yield Trust (Acquiring Fund)	Series I	0.67%	0.05%	0.04%	0.76%
	Series II	0.67%	0.25%	0.04%	0.96%
	Series NAV	0.67%	0.00%	0.04%	0.71%

Fund/Share Class(A)		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(B)	Total Operating Expenses
(3) High Yield Trust (Acquiring Fund) (Pro Forma combining (1) and (2))	Series I	0.66%	0.05%	0.04%	0.75%
	Series II	0.66%	0.25%	0.04%	0.95%
	Series NAV	0.66%	0.00%	0.04%	0.70%

(A)	Expense information for American High-Income Bond Trust includes expenses of that fund and of Master High-Income Bond Fund, its corresponding master fund.

(B)	“Other Expenses” for American High-Income Bond Trust reflect the administrative services fee for the master fund, which was added effective January 1, 2012.

Examples: The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) American High-Income Bond Trust (Acquired Fund)(A)	Series I	$115	$359	$622	$1,375
	Series II	$130	$406	$702	$1,545
	Series III	$80	$249	$433	$966
(2) High Yield Trust (Acquiring Fund)	Series I	$78	$243	$422	$942
	Series II	$98	$306	$531	$1,178
	Series NAV	$73	$227	$395	$883
(3) High Yield Trust (Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$77	$240	$417	$930
	Series II	$97	$303	$525	$1,166
	Series NAV	$72	$224	$390	$871

(A)	Expense information for American High-Income Bond Trust includes expenses of that fund and of Master High-Income Bond Fund, its corresponding master fund.

Portfolio Turnover. Each of the funds (the Master High-Income Bond Fund in the case of American High-Income Bond Trust) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). American High-Income Bond Trust operates as a feeder fund and does not pay transaction costs when it turns over its portfolio. A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the fund’s performance. During its most recent fiscal year ended December 31, 2011 and the six-month period ended June 30, 2012, the Master High-Income Bond Fund’s portfolio turnover rates were 17% and 5%, respectively, of the average value of its total portfolio, and the Acquiring Fund’s portfolio turnover rates were 91% and 45%, respectively, of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights. The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding class of each fund, are the same.

Principal Risks of Investing in the Funds

The NAV of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have many similar principal investment strategies, as described above, they have similar risks that relate to those strategies. Because the Acquiring Fund has some additional principal investment strategies, as described above, certain risk factors apply only to the Acquiring Fund. The principal risks of investing in the funds are:

Risks Applicable to Both Funds:

Active management risk The investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Risks Applicable to the Acquiring Fund Only:

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving the futures contracts.

Interest rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the relevant JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

American High-Income Bond Trust (Acquired Fund)

The Acquired Fund is a feeder fund and does not have an advisory fee. However, the master fund in which it invests, the Master High-Income Bond Fund, had an effective advisory fee rate of 0.46% for the 12-month period ended June 30, 2012. These fees were paid to CRMC, the master fund’s investment adviser.

High Yield Trust (Acquiring Fund)

The Acquiring Fund pays John Hancock Investment Management Services, LLC (“JHIMS”) a management fee that is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the applicable fund and dividing the sum so determined by Aggregate Net Assets.

0.700% of the first $500 million

0.650% of the excess over $500 million

During the 12-month period ended June 30, 2012, High Yield Trust paid an effective advisory fee of 0.67%.

Western Asset Management Company serves as the subadviser to the Acquiring Fund. For its services, Western Asset Management Company receives a subadvisory fee. Western Asset Management Company Limited serves as the sub-subadviser to the Acquiring Fund. For its services, Western Asset Management Company Limited receives a sub-subadvisory fee. The subadvisory and sub-subadvisory fees are paid by JHIMS and Western Asset Management Company, respectively, and are not additional charges to the fund.

For information about the management of the Master High-Income Bond Fund, in which the Acquired Fund invests, see “Additional Information About the Funds — CRMC, the Subadvisers and Portfolio Managers.”

For additional information about the subadviser, sub-subadviser and portfolio managers for the Acquiring Fund, see “Additional Information About the Funds — CRMC, Subadvisers and Portfolio Managers.”

A discussion of the basis of the Board’s May 24-25, 2012 approval of the continuation of the advisory and subadvisory agreements for the Acquiring Fund is available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2012.

Performance

The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of December 31, 2012 is based on unaudited financial statements. For the Acquired Fund, the performance shown for periods prior to the inception date of Series I and Series III shares is the performance of Series II shares. The performance of the Acquired Fund’s Series II shares for the periods prior to that class’s inception is the performance of the master fund share class in which the Acquired Fund invests, adjusted to reflect Series II Rule 12b-1 fees. For the Acquiring Fund, the performance shown for periods prior to the inception date of Series NAV and Series II shares is the performance of Series I shares. This pre-inception performance, with respect to the Acquired Fund’s Series I and Series III shares, and the Acquiring Fund’s Series NAV and Series II shares, has not been adjusted to reflect the Rule 12b-1 fees of those classes. As a result, the pre-inception performance shown for the Acquired Fund’s Series I and Series III shares and the Acquiring Fund’s Series NAV shares is lower, and the pre-inception performance shown for the Acquiring Fund’s Series II shares is higher than it would be if adjusted to reflect the lower Rule 12b-1 fees of the Acquired Fund’s Series I and Series III shares, the lack of Rule 12b-1 fees for the Acquiring Fund’s Series NAV shares, and the higher Rule 12b-1 fees for the Acquiring Fund’s Series II shares. Performance information below does not reflect fees and expenses of any variable contract that may use JHVIT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.

American High-Income Bond Trust

(Acquired Fund)

Calendar Year Total Returns for Series II:

Best Quarter:         15.92% (Quarter ended 6/30/2009)

Worst Quarter:     -16.26% (Quarter ended 12/31/2008)

High Yield Trust

(Acquiring Fund)

Calendar Year Total Returns for Series I:

Best Quarter:         24.28% (Quarter ended 6/30/2009)

Worst Quarter:     -20.68% (Quarter ended 12/31/2008)

Average Annual Total Returns for Periods Ended December 31, 2012

Fund	Share Class	One Year	Five Year	Ten Year	Inception Date of Class
American High-Income Bond Trust (Acquired Fund)	Series I	13.12%	6.60%	8.45%	11/5/2010
	Series II	12.98%	6.53%	8.06%	5/1/2007
	Series III	13.53%	7.08%	8.69%	1/2/2008
Bank of America Merrill Lynch US High Yield Master II Index		15.59%	10.01%	10.39%	5/1/2007

Fund	Share Class	One Year	Five Year	Ten Year	Inception Date of Class
High Yield Trust (Acquiring Fund)	Series I	18.99%	8.27%	9.09%	1/2/1997
	Series II	18.87%	8.07%	8.89%	1/28/2002
	Series NAV	19.06%	8.33%	9.15%	2/28/2005
Citigroup High Yield Index		15.17%	9.82%	10.39%	1/2/1997

INFORMATION ABOUT THE REORGANIZATIONS

Agreement and Plan of Reorganization

The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix A. The Plan provides, with respect to each Reorganization, that the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the NYSE on April 26, 2013 or on such later date as may be determined by JHVIT (the “Exchange Date”). The net asset value per share of each class of shares of each Acquired and Acquiring Fund will be determined by dividing the fund’s assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each fund will be valued in accordance with the valuation practices of the Acquiring Funds. See “Additional Information About the Funds — Purchase and Redemption of Shares (Calculation of Net Asset Value)” below.

The number of full and fractional shares of an Acquiring Fund received by a shareholder of the corresponding Acquired Fund will be equal in value to the value of that shareholder’s full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the NYSE on the Exchange Date (the “Effective Time”). The Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization. Holders of Series I, Series II and Series III shares of American Global Small Capitalization Trust will receive Series I, Series II and Series III shares, respectively, of American Global Growth Trust in the Reorganization. Holders of Series I, Series II and Series III of American High-Income Bond Trust will receive Series I, Series II and Series I shares, respectively, of High Yield Trust. For certain variable annuity insurance contracts that currently invest in Series II shares of American High-Income Bond Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares with Series I shares issued by High Yield Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. See “Information About the Reorganizations — Other Matters Regarding Contract Holders of Series II Shares of American High-Income Bond Trust.”

The liquidation and distribution of each Acquired Fund will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. After such distribution, JHVIT will take all necessary steps under Massachusetts law, JHVIT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.

The consummation of each Reorganization is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under “Voting Information” below) of the applicable Acquired Fund entitled to vote approve the Reorganization. With respect to each Reorganization, the Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time, before or after approval by the shareholders of the applicable Acquired Fund, by JHVIT on behalf of either or both of the Acquired and Acquiring Funds if the Board or the officers of JHVIT determine that proceeding with the Reorganization is not in the best interests of either or both funds or their respective shareholders or contract owners. The Plan provides that JHVIT, on behalf of the applicable Acquired or Acquiring Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of that fund, except for certain conditions regarding the receipt of regulatory approvals. The consummation of neither Reorganization is contingent upon the consummation of the other Reorganization.

Under the Plan, the expenses of each Reorganization will in each case be borne solely by the applicable Acquired Fund. Because American Global Small Capitalization Trust and American High-Income Bond Trust invest solely in the Master Global Small Capitalization Fund and Master High-Income Bond Fund, respectively, they do not expect to incur directly brokerage commissions and other transaction costs in selling portfolio investments in connection with the Reorganization. If a Reorganization is not consummated as to an Acquired Fund, the expenses of the Reorganization as to that fund, consisting of legal, accounting, printing, and proxy solicitation and tabulation costs, will be paid by JHIMS.

If the Plan is not approved by the shareholders of an Acquired Fund or is not consummated for any other reason, the Board will consider other possible courses of action for such fund. The Board, including all the Independent Trustees, recommends that shareholders approve the Plan under Proposals 1 and 2, as applicable.

Reasons for the Reorganizations

The Board has unanimously approved each Reorganization and believes that it will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in an Acquiring Fund that has the potential to achieve a more consistent long-term performance record and stronger prospects for growth and potential opportunities for economies of scale than would be the case for the corresponding Acquired Fund. Each Acquiring Fund has principal investment strategies that are substantially similar to those of the corresponding Acquired Fund. Each class of each Acquiring Fund has total operating expenses that are lower than those of the corresponding Acquired Fund class. Each class of each resulting combined fund after the Reorganization is expected to have total fund operating expenses that are lower than those of the corresponding Acquired Fund class. The consummation of one Reorganization is not contingent on the approval or consummation of the other Reorganization.

Board Consideration of the Reorganizations

The Board, including the Independent Trustees, considered each Reorganization at its meeting held on December 10-12, 2012, and reviewed information and materials regarding the Reorganizations presented or prepared by, among others, the Adviser. In its review of each Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. In reaching its decision at the December 10-12, 2012 meeting to recommend approval of the Reorganizations, the Board concluded that the participation of each Acquired Fund and Acquiring Fund in the Reorganizations is in the best interests of each such fund, as well as in the best interests of shareholders of and contract owners whose contract values are determined by investment in shares of the Acquired and Acquiring Funds, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganizations.

In determining whether to approve each Reorganization and recommend its approval to shareholders of the applicable Acquired Fund, the Board inquired into a number of matters and considered, with respect to each Reorganization, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the Adviser, CRMC and the subadvisers of the applicable Acquiring Fund or its corresponding master fund, as applicable; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Adviser or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization on variable contract owners; and (11) possible alternatives to the Reorganization.

In addition to the factors set forth above, the Board also took into account the specific factors listed below with respect to each Acquired and Acquiring Fund in connection with its decision to recommend approval of each Reorganization on behalf of each of the Acquiring Funds and each of the Acquired Funds.

Proposal 1 — American Global Small Capitalization Trust (Acquired Fund) into American Global Growth Trust (Acquiring Fund)

1. The principal investment policies of American Global Small Capitalization Trust and American Global Growth Trust are similar in that each invests (through its respective master fund) primarily in equity securities of companies located throughout the world that are poised for growth.

2. American Global Small Capitalization Trust and American Global Growth Trust are managed by the same adviser, CRMC.

3. The overall current and pro forma expense ratios of each class of shares of American Global Growth Trust as of June 30, 2012 are lower than those of the corresponding share classes of American Global Small Capitalization Trust.

4. American Global Growth Trust outperformed American Global Small Capitalization Trust for the year-to-date, one-, three- and five-year periods ended September 30, 2012.

5. The Reorganization will not result in any dilution of shareholder or contract owner values.

6. The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 2 — American High-Income Bond Trust (Acquired Fund) into High Yield Trust (Acquiring Fund)

1. The principal investment policies of American High-Income Bond Trust and High Yield Trust are substantially similar in that each invests primarily in lower quality debt securities issued by both U.S. and foreign issuers (American High-Income Bond Trust through its master fund).

2. The overall current and pro forma expense ratios of each class of shares of High Yield Trust as of June 30, 2012 are lower than those of the corresponding share classes of American High-Income Bond Trust.

3. High Yield Trust outperformed American High-Income Bond Trust for the year-to-date, one-, three- and five-year periods ended September 30, 2012.

4. The Reorganization will not result in any dilution of shareholder or contract owner values.

5. The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Description of the Securities to Be Issued

JHVIT has an unlimited number of authorized shares of beneficial interest. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.

The Acquired and Acquiring Funds are separate series or funds of JHVIT. The shares of JHVIT may be issued in four classes: Series I, Series II, Series III and NAV shares. Not all JHVIT Funds have established or are currently authorized to offer all classes of shares, and additional classes may be offered in the future. Currently, each of American Global Small Capitalization Trust, American Global Growth Trust and American High Income Bond Trust have Series I, Series II and Series III shares issued and outstanding, and High Yield Trust has Series I, Series II and NAV shares issued and outstanding. The Acquiring Funds will issue Series I, Series II and/or Series III shares in connection with the Reorganizations, depending on the issued and outstanding share classes of the corresponding Acquired Fund as of the close of the Reorganizations, except that High Yield Trust will not issue Series III shares but instead will issue Series I shares to holders of Series III shares of American High-Income Bond Trust. Each such share, when sold in the manner contemplated by the registration statement, will be legally issued. Series I, Series II, Series III and NAV shares may not be converted into shares of any other class.

Series I, Series II, Series III and NAV shares of the funds are the same except for differences in class expenses, including different Rule 12b-1 fees for Series I, Series II and Series III shares (see “Additional Information About the Funds — Rule 12b-1 Fees” below) and, as described below, voting rights.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of the fund remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular fund will be allocated in the manner determined by the Board.

The expenses of each fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses that JHIMS determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS’s determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

Other Matters Regarding Contract Holders of Series II Shares of American High-Income Bond Trust

John Hancock USA and John Hancock NY have reported to JHVIT that immediately after the Reorganizations with respect to American High-Income Bond Trust, in order to conform with the product features of certain variable annuity contracts, the insurer will, in the case of Series II shares issued by High Yield Trust in the Reorganizations that are attributable to these particular contracts, replace such Series II shares with a number of Series I shares having an aggregate value equal to the replaced Series II shares. This replacement is expected to occur because of certain product features associated with these particular contracts that contemplate investment in Series I shares of certain funds where available, and not Series II shares. The affected variable annuity contracts are certain Venture contracts issued prior to November 22, 2009 and certain Venture III, Venture Vantage, Venture Vision, Venture Vision 2007, Venture Strategy, Venture Opportunity A Share, Venture Opportunity B Share, Wealthmark and Wealthmark ML3 contracts.

This replacement will not occur for other John Hancock USA and John Hancock NY variable annuity contracts that invest in the same series of shares of these funds because the product features of those contracts contemplate investment in Series II shares of JHVIT. These replacements will not result in any additional cost for the owners of the affected variable annuity contracts or for an Acquiring Fund and, as a result of each replacement, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise.

Federal Income Tax Consequences

As a condition to the consummation of each Reorganization, JHVIT also will have received one or more opinions of Dechert LLP, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHVIT that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the applicable Acquired Fund. For purposes of rendering its opinion, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this Proxy/Prospectus and related SAI, and on such other written representations as will have been verified as of the Effective Time of the applicable Reorganization.

None of JHVIT, any Acquired Fund or any Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

CAPITALIZATION

The following tables show as of June 30, 2012 and with respect to each of Proposals 1 and 2: (1) the capitalization of the Acquired Fund; (2) the capitalization of the Acquiring Fund; and (3) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date, adjusted to reflect the expenses of the Reorganization. The tables do not show the actual numbers of shares of the Acquiring Funds to be issued in connection with the Reorganizations, which will depend upon the net asset value and number of shares outstanding of each Acquired and Acquiring Fund at the time of the Reorganizations.

Proposal 1

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) American Global Small Capitalization Trust
(Acquired Fund)	—Series I	$557,378	$8.56	65,077
	—Series II	$53,790,451	$8.53	6,307,713
	—Series III	$33,179,320	$8.55	3,880,087

Total		$87,527,149		10,252,877

(2) American Global Growth Trust
(Acquiring Fund)	—Series I	$1,417,689	$10.99	128,979
	—Series II	$158,679,419	$10.97	14,468,975
	—Series III	$3,822,691	$10.98	348,303

Total		$163,919,799		14,946,257

Reduction in net assets and decrease in net asset values per share to reflect estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(679)	($0.01)	(14,422)
	—Series II	$(65,510)	($0.01)	(1,410,271)
	—Series III	$(40,409)	($0.01)	(861,971)

Total		$(106,598)		(2,286,664)

(3) American Global Growth Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$1,974,388	$10.99	179,634
	—Series II	$212,404,360	$10.97	19,366,417
	—Series III	$36,961,602	$10.98	3,366,419

Total		$251,340,350		22,912,470

Proposal 2

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) American High Income Bond Trust
(Acquired Fund)	—Series I	$2,213,261	$10.89	203,224
	—Series II	$53,368,320	$10.87	4,910,950
	—Series III (A)	$42,742,949	$10.87	3,930,517

Total		$98,324,530		9,044,691

(2) High Yield Trust
(Acquiring Fund)	—Series I	$69,534,302	$5.91	11,770,128
	—Series II	$73,024,145	$5.99	12,191,569
	—Series NAV	$96,090,835	$5.85	16,422,704

Total		$238,649,282		40,384,401

Reduction in net assets and decrease in net asset values per share to reflect estimated expenses of the Reorganization, and increases in outstanding shares relative to net asset value upon the Reorganization.	—Series I (A)	$(2,249)	($0.01)	170,890
	—Series II	$(54,220)	($0.01)	3,989,567
	—Series NAV	$(43,425)	($0.01)	3,368,547

Total		$(99,894)		7,529,004

(3) High Yield Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I (A)	$71,745,314	$5.91	12,144,242
	—Series II	$126,338,245	$5.99	21,092,086
	—Series NAV	$138,790,359	$5.85	23,721,768

Total		$336,873,918		56,958,096

(A) For purposes of the Reorganization, Series III of American High-Income Bond Trust (Acquired Fund) shall be deemed to correspond to Series I shares of High Yield Trust (Acquiring Fund).

ADDITIONAL INFORMATION ABOUT THE FUNDS

Principal Risks of Investing in the Funds

The principal risks of investing in the Acquired and Acquiring Funds are summarized above in the description of each proposal and are further described below. Unless otherwise indicated below or in the applicable descriptions above, the applicable Acquired and Acquiring Funds may invest directly or indirectly (i.e., through investments in underlying funds, in the case of the funds that invest in a master fund) in all the types of securities described and each risk is applicable to all of the Acquired and Acquiring Funds. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Consumer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the SEC; (iv) risk regulation of “systematically important” financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund’s portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk

A fund that relies on its manager’s ability to pursue the fund’s goal is subject to management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

As a result of market, interest rate and other circumstances, the amount of cash available for distribution and the fund’s distribution rate may vary or decline. The risk of variability and/or reduction in distribution levels is accentuated in the currently prevailing market and interest-rate circumstances. Interest rates available on investments have decreased as illustrated by the declines in effective yield on leading high yield bond indexes. In addition, as a result of these circumstances, many higher-yielding securities have been called by the issuers and refinanced with lower-yielding securities. Moreover, the fund’s investments in equity, equity-like, distressed and special situation securities may result in significant holdings that currently pay low or no income, but that the subadviser believes represent positive long-term investment opportunities. A combination of the above factors has contributed to a significant decline in certain funds’ distributions rate effective in the last year.

Convertible securities risk (High Yield Trust only)

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (“S&P”), or “determined” by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub- divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. Government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies – U.S. Government and Government Agency Obligations – U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government’s support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crisis in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Equity securities risk (American Global Small Capitalization Trust, American Global Growth Trust and High Yield Trust only)

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed-income securities risk (American High-Income Bond Trust and High Yield Trust only)

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities, including those backed by the U.S. Treasury or the full faith and credit of the U.S. government, are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk. Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called “junk bonds”). The general risks of investing in these securities are as follows:

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Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

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Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

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Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

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Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Loan participations risk (High Yield Trust only)

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Lower-rated fixed-income securities risk (American High-Income Bond Trust and High Yield Trust only)

Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed-income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk (American Global Small Capitalization Trust and American Global Growth Trust only)

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk (High Yield Trust only)

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not to the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations. A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Additional Information About the Funds’ Investment Policies

Subject to certain restrictions and except as noted below or in the fund descriptions above, the Acquired and Acquiring Funds may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchase agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the relevant JHVIT SAI.

Additional Information about Each JHVIT Feeder Fund’s and Each American Funds Master Fund’s Investments

Master-Feeder Structure

Each of American Global Small Capitalization Trust, American Global Growth Trust, and American High-Income Bond Trust (the “JHVIT Feeder Funds”) operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, it invests in a “master fund” which in turn purchases investment securities. Each JHVIT Feeder Fund has the same investment objective, principal investment strategies and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”).

Each JHVIT Feeder Fund’s master fund is listed below:

JHVIT Feeder Fund	American Funds Master Fund
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)

Each master fund may have other shareholders, each of which will pay its proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHVIT Feeder Fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including a JHVIT Feeder Fund.

Each JHVIT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of the JHVIT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken with respect to the JHVIT Feeder Fund, which may include: (a) investing all of the assets of the JHVIT Feeder Fund in another master fund; (b) electing to have another adviser manage the assets directly (either as an adviser to the JHVIT Feeder Fund or as a subadviser to the JHVIT Feeder Fund with JHIMS as the adviser); or (c) taking other appropriate action. A withdrawal by a JHVIT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHVIT Feeder Fund. Should such a distribution occur, the JHVIT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHVIT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the JHVIT Feeder Fund.

Because each JHVIT Feeder Fund invests substantially all of its assets in a master fund, the JHVIT Feeder Fund will bear the fees and expenses of both the JHVIT Feeder Fund and the master fund. Therefore, JHVIT Feeder Fund fees and expenses may be higher than those of a fund that invests directly in securities.

Investors in a JHVIT Feeder Fund are sent the prospectus for the corresponding master fund, as well as the Prospectus of the JHVIT Feeder Fund, each of which is available upon request.

Additional Investment Policies

Additional investment policies of the master funds are set forth in the statement of additional information of the master funds, which is available upon request.

Advisory Arrangements

Because the JHVIT Feeder Funds invest solely in corresponding master funds, they do not have an investment adviser. The master funds’ prospectus, a copy of which is available upon request, describes the master funds’ advisory arrangements.

CRMC serves as investment adviser to each American Funds Master Fund and to other mutual funds, including the American Funds.

CRMC, the Subadvisers and Portfolio Managers

Set forth below, alphabetically by name, is information about the subadvisers and the portfolio managers for the Acquired and Acquiring Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The relevant JHVIT SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or change the subadvisory fee of an affiliated subadviser without shareholder approval. Depending on the specific circumstances, however, the funds may rely on certain SEC staff no-action positions to appoint an affiliated subadviser or change subadvisory fees without shareholder approval.

CRMC (Master Funds Corresponding to American Global Small Capitalization Trust, American Global Growth Trust and American High-Income Bond Trust)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by the oversight of the appropriate investment-related committees of CRMC and its investment divisions. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the master funds are:

Portfolio Counselor for the Series/Title (If Applicable)	Primary Title with Investment Adviser (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund(s)

David C. Barclay	Senior Vice President — Fixed Income, CRMC Investment professional for 31 years in total; 24 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for the Master High-Income Bond Fund

David A. Daigle	Senior Vice President – Fixed Income, Capital Research Company Investment professional for 18 years, all with CRMC or affiliate	Serves as a fixed-income portfolio counselor for the Master High-Income Bond Fund

Mark E. Denning	Senior Vice President – Capital Research Global Investors Investment professional for 30 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for the Master Global Small Capitalization Fund

J. Blair Frank	Senior Vice President – Capital Research Global Investors Investment professional for 19 years in total; 18 years with CRMC or affiliate	Serves as an equity portfolio counselor for the Master Global Small Capitalization Fund

Martin Jacobs	Senior Vice President – Capital World Investors Investment professional for 24 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for the Master Global Growth Fund

Harold H. La	Senior Vice President – Capital Research Global Investors Investment professional for 14 years in total; 13 years with CRMC or affiliate	Serves as an equity portfolio counselor for the Master Global Small Capitalization Fund

Marcus B. Linden	Senior Vice President – Fixed Income, Capital Research Company	Serves as a fixed-income portfolio counselor for the Master High-Income Bond Fund

Portfolio Counselor for the Series/Title (If Applicable)	Primary Title with Investment Adviser (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund(s)

Investment professional for 17 years in total; 16 years with CRMC or affiliate

Kristian Stromsoe	Senior Vice President – Capital Research Global Investors Investment professional for 12 years with CRMC or affiliate	Serves as portfolio counselor for the Master Global Small Capitalization Fund

Steven T. Watson	Senior Vice President – Capital World Investors Investment professional for 25 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio counselor for the Master Global Growth Fund

Paul A. White	Senior Vice President – Capital World Investors Investment professional for 24 years in total; 13 years with CRMC or affiliate	Serves as an equity portfolio counselor for the Master Global Growth Fund

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the relevant JHVIT SAI.

Western Asset Management Company (High Yield Trust)

Western Asset Management Company Limited serves as sub-subadviser*

Western Asset is one of the world’s leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued since 1971. From offices in Pasadena, New York, Sao Paulo, London, Singapore, Hong Kong, Tokyo, Melbourne and Dubai, Western Asset’s 904 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money markets to emerging markets.

Fund	Portfolio Managers
High Yield Trust*	Steven A. Walsh
Michael C. Buchanan Keith J. Gardner

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Steven A. Walsh. Chief Investment Officer of Western Asset since September 2008; previously served as Western Asset’s Deputy Chief Investment Officer; joined Western Asset in 1991. Prior to Western Asset, Mr. Walsh worked at Security Pacific Investment Managers, Inc. as a Portfolio Manager, 1989-1991, and Atlantic Richfield Company as a Portfolio Manager, 1981-1988.

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Michael C. Buchanan. Head of Credit; joined Western Asset in 2005. Prior to Western Asset, Mr. Buchanan worked for Credit Suisse Asset Management as Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management as Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management as a Managing Director, Head of High Yield Trading, 1998-2003, and Conseco Capital Management as Vice President, Portfolio Manager, 1990-1998.

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Keith J. Gardner. Head of Developing Markets; joined Western Asset in 1994. Prior to Western Asset, Mr. Gardner worked for Legg Mason, Inc. as a Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. as a Portfolio Manager, 1985-1992, and Salomon Brothers, Inc. as a Research Analyst, 1983-1985.

Rule 12b-1 Fees

JHVIT has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for Series I, Series II, and Series III shares of each of the funds (as applicable). NAV shares are not subject to Rule 12b-1 fees.

Series I, Series II and Series III shares of American Global Small Capitalization Trust, American Global Growth Trust and American High-Income Bond Trust are subject to Rule 12b-1 fees of 0.60%, 0.75% and 0.25% of Series I, Series II and Series III share average daily net assets, respectively. Series I and Series II shares of High Yield Trust are subject to Rule 12b-1 fees of 0.05% and 0.25% of Series I and Series II share average daily net assets, respectively.

Rule 12b-1 fees will be paid to JH Distributors or any successor thereto (the “Distributor”). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Adviser and the Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

Dividends and Distributions

The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are the same. JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Purchase and Redemption of Shares

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds (“Underlying Funds”) and to certain qualified retirement plans (“qualified plans”).

Shares of each fund are so offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

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an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

•	the SEC by order so permits for the protection of security holders of JHVIT.

Due to differences in tax treatments and other considerations, the interests of holders of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Calculation of NAV. The NAV of each fund’s share class is determined once daily as of the close of regular trading of the NYSE (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.

Each share class of each fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities. Except as noted below, securities held by a fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investment companies held by a fund are valued based on the NAV of the underlying fund.

Fair Valuation of Securities. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to a fair value a security, a fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the foreign market, and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed-income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

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announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that is no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price that a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board has adopted procedures to deter Disruptive Short-Term Trading, and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures applied to transactions by variable contract owners and adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment, i.e., Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHVIT; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading and the restrictions on Disruptive Short-Term Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1. funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;

2. funds with significant investments in high yield securities that are infrequently traded; and

3. funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Tax Matters

The following is a summary of some important tax issues that affect JHVIT and the funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHVIT or the funds. More information about taxes is located in the relevant JHVIT SAI under the heading — “Additional Information Concerning Taxes.” You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes and their impact on your personal tax liability.

Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts. JHVIT intends to take the steps necessary to qualify each fund as a regulated investment company under Subchapter M of the Code and believes that each fund will so qualify. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax exempt interest income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Unless an exception applies, each fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHVIT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHVIT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

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would be treated as owning shares of the fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

•	the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that each fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts. Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHVIT, including the application of state and local taxes.

Foreign Investments. When investing in foreign securities or currencies, a fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a fund of JHVIT.

Tax Implications for Insurance Contracts With Investments Allocated to JHVIT. For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund of JHVIT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the relevant JHVIT SAI for additional information on taxes.

Policy Regarding Disclosure of Fund Portfolio Holdings

The relevant JHVIT SAI contains a description of JHVIT’s policies and procedures regarding disclosure of fund portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings.”)

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC-registered separate accounts may use JHVIT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

John Hancock USA and John Hancock NY (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHVIT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHVIT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHVIT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

SHAREHOLDERS AND VOTING INFORMATION

Shareholders of JHVIT

JHVIT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts issued by such companies, certain entities affiliated with the insurance companies and those funds of JHVIT that operate as funds of funds and invest in other JHVIT funds (the “Funds of Funds”). Only shares of a particular fund are entitled to vote on matters that affect only the interests of that fund.

As of the Record Date, shares of JHVIT were legally owned by John Hancock USA, John Hancock NY and John Hancock Life & Health Insurance Company (“JHLH”) (collectively, the “Insurance Companies”) and the Funds of Funds.

The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund. As currently operated, the Funds of Funds have no power to exercise any discretion in voting these shares, and the power to dispose of the shares resides not with the Funds of Funds or with JHVIT but rather with the subadviser to each Fund of Funds as a result of its advisory arrangements. Under these circumstances, JHVIT does not view a Fund of Funds as being the beneficial owner of shares of Underlying Funds for purposes of the 1940 Act presumption of control. See “Solicitation of Proxies and Voting Instructions” below.

John Hancock USA is a stock life insurance company existing under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. John Hancock NY is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. JHLH is a stock life insurance company organized under the laws of Massachusetts and having its principal address at 197 Clarendon Street, Boston, MA 02117. Each Insurance Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. The ultimate parent entity of Manulife is Manulife Financial Corporation (“MFC”), the holding company of Manulife and its subsidiaries, collectively known as “Manulife Financial.” The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

The number of votes eligible to be cast at the Meeting or outstanding with respect to each fund, the percentage ownership of the outstanding shares of each fund by each of the Insurance Companies and by the Funds of Funds, and other share ownership information, as of the Record Date, are set forth below under “Outstanding Shares and Share Ownership.”

Voting Procedures

Proxies from shareholders may be revoked at any time prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of JHVIT at 601 Congress Street, Boston, Massachusetts 02210; (ii) signing and returning a new proxy, in each case if received by JHVIT by the close of business on April 9, 2013; or (iii) attending the Meeting and voting shares. All valid proxies will be voted in accordance with specifications thereon, or in the absence of specifications, for approval of all applicable Proposals. Instructions from contract owners may be revoked by: (i) mailing written instructions addressed to the Secretary of JHVIT at 601 Congress Street, Boston, Massachusetts 02210; or (ii) signing and returning a new voting instructions form, in each case if received by JHVIT by the close of business on April 9, 2013.

Quorum; Definition of a Majority of Outstanding Voting Securities. Shareholders of record at the close of business on the Record Date will be entitled to vote at the Meeting or any adjournment of the Meeting. The holders of 30% of the outstanding shares of JHVIT (or of a fund or class of shares of a fund, as applicable) at the close of business on that date present in person or by proxy will constitute a quorum for the Meeting. A Majority of the Outstanding Voting Securities (defined below) of JHVIT (or of a fund or class of shares of a fund, as applicable) is required to approve a proposal. As used in this Proxy Statement/Prospectus, the vote of a “Majority of the Outstanding Voting Securities” means the affirmative vote of the lesser of:

(1) 67% or more of the voting securities of a fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy; or

(2) more than 50% of the outstanding voting securities of the fund.

Shareholders are entitled to one vote for each Series I, Series II, Series III and NAV share held and fractional votes for fractional shares held. No shares have cumulative voting rights.

In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting with respect to one or more proposals in accordance with applicable law to permit further solicitation of proxies. Any adjournment of the Meeting generally will require the affirmative vote of the holders of a majority of JHVIT’s shares cast at the Meeting, and any adjournment with respect to a proposal will require the affirmative vote of the holders of a majority of the shares entitled to vote on the proposal cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion. Because shares for which voting instructions are not timely received will nevertheless be voted in proportion to votes each of John Hancock USA and John Hancock NY receives, all shares will be voted at the meeting and thus the presence of a quorum is assured.

Abstentions. Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to a proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against a proposal.

Cost of Preparation and Distribution of Proxy Materials. With respect to the Reorganization of each Acquired Fund and its corresponding Acquiring Fund, the costs of the preparation of these proxy materials and their distribution will be borne by the Acquired Funds. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of JHVIT, the Adviser or its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies.

Fund Voting. There will be a separate vote of each Acquired Fund. Shares of an Acquired Fund will vote in the aggregate, and not by class of shares, with respect to the proposal applicable to that fund.

Solicitation of Proxies and Voting Instructions

JHVIT is soliciting proxies from the shareholders of the Acquired Funds, including the Insurance Companies, which have the right to vote upon matters that may be voted upon at a special shareholders’ meeting. The Insurance Companies will furnish this Proxy Statement/Prospectus to the owners of variable contracts participating in their separate accounts that are registered with the SEC under the 1940 Act (“Registered Accounts”) and that hold shares of the Acquired Funds to be voted at the Meeting, and will solicit voting instructions from those contract owners.

Each Insurance Company will vote shares of the Acquired Funds held in its Registered Accounts: (i) for which timely voting instructions are received from contract owners, in accordance with such instructions; and (ii) for which no voting instructions are timely received, in the same proportion as the instructions received from contract owners participating in all its Registered Accounts. The Insurance Companies will vote all other shares of the Acquired Funds held by them in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts. In addition, JHVIT will vote shares of the Acquired Funds held by a Fund of Funds in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts that invest in that Acquired Fund. The effect of proportional voting as described above is that a small number of contract owners can determine the outcome of the voting.

OUTSTANDING SHARES AND SHARE OWNERSHIP

Acquired Funds

As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to Series I, Series II, and Series III shares (as applicable) of each Acquired Fund, and the percentage ownership thereof by John Hancock USA, John Hancock NY and collectively by the Funds of Funds are set forth below:

	Share	Number of Outstanding	Number of Eligible	Percentage of Shares Held by
Acquired Fund	Class	Shares	Votes	JH USA	JH NY	Funds of Funds*
American Global Small Cap Trust	Series I	[ ]	[ ]	[ ]%	[ ]%	[ ]%
	Series II	[ ]	[ ]	[ ]%	[ ]%	[ ]%
	Series III	[ ]	[ ]	[ ]%	[ ]%	[ ]%

American High-Income Bond Trust	Series I	[ ]	[ ]	[ ]%	[ ]%	[ ]%
	Series II	[ ]	[ ]	[ ]%	[ ]%	[ ]%
	Series III	[ ]	[ ]	[ ]%	[ ]%	[ ]%

*	Represents the aggregate percentage ownership of the Funds of Funds.

[As of the Record Date, Trustees and officers of JHVIT, in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of any of the Acquired Funds.]

Acquiring Funds

As of the Record Date, the number of shares outstanding with respect to Series I, Series II, Series III and NAV shares (as applicable) of each Acquiring Fund, and the percentage ownership thereof by each of John Hancock USA, John Hancock NY and collectively by the Funds of Funds are set forth below:

	Share	Number of Outstanding	Number of	Percentage of Shares Held by
Acquiring Fund	Class	Shares	Eligible Votes†	JH USA	JH NY	Funds of Funds*
American Global Growth Trust	Series I	[ ]	[ ]	[ ]%	[ ]%	[ ]%
	Series II	[ ]	[ ]	[ ]%	[ ]%	[ ]%
	Series III		[ ]	[ ]%	[ ]%	[ ]%

High Yield Trust	Series I	[ ]	[ ]	[ ]%	[ ]%	[ ]%
	Series II	[ ]	[ ]	[ ]%	[ ]%	[ ]%
	Series NAV	[ ]	[ ]	[ ]%	[ ]%	[ ]%

†	Shareholders of the Acquiring Funds are not eligible to vote on any proposal.

*	Represents the aggregate percentage ownership of the Funds of Funds.

[As of the Record Date, Trustees and officers of JHVIT, in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of any of the Acquiring Funds.]

FINANCIAL STATEMENTS

The financial statements of JHVIT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2011 (File Nos. 2-94157; 811-04146) have been audited by PricewaterhouseCoopers LLP. These financial statements and the unaudited financial statements of JHVIT included in its Semi-Annual Report to shareholders for the six-month period ended June 30, 2012 have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. The financial highlights of the Acquired and Acquiring Funds for the five years ended December 31, 2011 (or since inception in the case of a fund in operation for less than five years) and the six month period ended June 30, 2012 are included in Appendix B to this Proxy Statement/Prospectus.

JHVIT will furnish, without charge, a copy of its Annual Report for the fiscal year ended December 31, 2011 and its Semi-Annual Report for the six-month period ended June 30, 2012 to any shareholder or contract owner upon request. To obtain a report, please contact JHVIT by calling 1-800-344-1029 or by writing to JHVIT at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Charles Rizzo. JHVIT’s Semi-Annual Report for the six-month period ended June 30, 2012 was mailed to shareholders on or about August 30, 2012. JHVIT’s Annual Report for the fiscal year ended December 31, 2011 was filed with the SEC on March 8, 2012.

LEGAL MATTERS

Certain matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, John Hancock. Certain tax consequences of the Reorganization will be passed upon by Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116.

OTHER MATTERS

The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

JHVIT is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of JHVIT must be received by JHVIT a reasonable time before JHVIT’s solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

BY ORDER OF THE BOARD OF TRUSTEES

March 5, 2013

Boston, Massachusetts

It is important that voting instructions be returned promptly. Therefore, shareholders who do not expect to attend the Meeting in person are urged to complete, sign and date the Voting Instructions Form and return it in the enclosed envelope.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made this 12th day of December, 2012, by John Hancock Variable Insurance Trust (“JHVIT”), a Massachusetts business trust, on behalf of each “Acquired Fund” and its corresponding “Acquiring Fund” listed below, all of which are separate series or funds of JHVIT, and, for purposes of Sections 1(a)(ii) and 9 of the Plan only, by John Hancock Investment Management Services, LLC (“JHIMS”) the administrator of JHVIT:

Acquired Fund	Corresponding Acquiring Fund
American Global Small Capitalization Trust	American Global Growth Trust
American High-Income Bond Trust	High Yield Trust

This Plan shall be deemed to be a separate agreement by JHVIT on behalf of each Acquired Fund and its corresponding Acquiring Fund. As used herein, unless otherwise stated or the context otherwise requires, each Acquired Fund and its corresponding Acquiring Fund are, respectively, the “Acquired Fund” and the “Acquiring Fund.”

WHEREAS, JHVIT intends to provide for the reorganization of the Acquired Fund through the acquisition by the Acquiring Fund of all assets, known or unknown, fixed or contingent, subject to all of the liabilities, known or unknown, fixed or contingent, of the Acquired Fund in exchange for Series I, Series II and Series III voting shares (as applicable) of beneficial interest, par value $.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”), the liquidation of the Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares (the “Reorganization”); and

WHEREAS, the Board of Trustees of JHVIT (the “Board”) has determined that the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund is in the best interests of each such series, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such series (“contract owners”), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the mutual promises herein contained, JHVIT on behalf of, respectively, the Acquired Fund and the Acquiring Fund, hereto agrees as follows:

1.	Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Liquidation of the Acquired Fund

(a) Plan of Reorganization.

(i) JHVIT on behalf of the Acquired Fund, will convey, transfer and deliver to the Acquiring Fund all known or unknown, fixed or contingent assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and other assets). In consideration thereof, JHVIT on behalf of the Acquiring Fund will (A) assume and pay, all of the known or unknown, fixed or contingent obligations and liabilities of the Acquired Fund and (B) issue and deliver to the Acquired Fund that number of full and fractional Series I, Series II and Series III (as applicable) shares of beneficial interest of the Acquiring Fund as determined in Section 1(c) hereof. Any Series I, Series II and Series III shares of beneficial interest (as applicable), par value $.01 per share, of the Acquired Fund (“Acquired Fund Shares”) held in the treasury of JHVIT at the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof) shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b)(i) hereof (the “Exchange Date”). All computations for the Acquired Fund and the Acquiring Fund shall be performed by State Street Bank and Trust Company (the “Custodian”), as custodian and pricing agent for the Acquired Fund and the Acquiring Fund. The determination of the Custodian shall be conclusive and binding on all parties in interest. For purposes of this Plan, and this Section 1(a)(i) in particular, Series III shares of American High-Income Bond Trust (Acquired Fund) shall be deemed to correspond to Series I shares of High Yield Trust (Acquiring Fund).

(ii) JHIMS has advised JHVIT that, in the case of American Global Small Capitalization Trust and American High-Income Bond Trust (Acquired Funds), which are feeder funds that invest all of their investment assets in series of American Funds Insurance Series (the “Master Funds”), the Acquired Funds may, but are not required to, redeem all of their shares of the Master Funds pro rata in kind prior to the Reorganization and, because of potential differences between the holdings of the Master Global Small Capitalization Fund and the master fund into which American Global Small Capitalization Trust’s corresponding Acquiring Fund, American Global Growth Trust (Acquiring Fund), invests all of its investment assets, which is a series of American Funds Insurance Series (the “AGG Master Fund”), a fund officer may direct the purchase and sale of American Global Small Capitalization Trust securities so that its portfolio holdings will consist of cash and/or securities that more closely reflect those of the AGG Master Fund in connection with the Reorganization.

(iii) As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (“Acquired Fund shareholders”) as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. The holders of Series I, Series II and Series III shares of American Global Small Capitalization Trust, will receive, respectively, Series I, Series II and Series III shares of American Global Growth Trust. The holders of Series I, Series II and Series III shares of American High-Income Bond Trust, will receive, respectively, Series I, Series II and Series I shares of High Yield Trust.1 Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange. The exchange of the Acquired Fund’s shares for the Acquiring Fund’s shares shall constitute a full cancellation of those shares and shall terminate any continuing rights of the holders of such Acquired Fund shares as such.

(iv) As soon as practicable after the Effective Time of the Reorganization, JHVIT shall take all the necessary steps under Massachusetts law, JHVIT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.

(b) Exchange Date and Effective Time of the Reorganization.

(i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) (the “Effective Time of the Reorganization”) on the day (the “Exchange Date”) which is the later of: (A) the final adjournment of the meeting of the holders of Acquired Fund shares at which this Plan will be considered; (B) April 26, 2013; or (C) such later day as any one or more of the officers of JHVIT may determine.

(ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization, unless otherwise provided.

(iii) In the event that on the proposed Exchange Date: (A) the NYSE shall be closed to trading or trading thereon shall be restricted; or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

(iv) On the Exchange Date, portfolio securities of the Acquired Fund shall be transferred by the Custodian to the account of the Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

[1]	See Section 1.1(a)(i) regarding Series III shares of American High-Income Bond Trust (Acquired Fund) being deemed to correspond to Series I shares of High Yield Trust (Acquiring Fund).

(c) Valuation.

(i) The net asset value per share of Series I, Series II and Series III shares (as applicable) of the Acquiring Fund and the net value of the assets of the Acquired Fund to be transferred in exchange for such Series I, Series II and Series III shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of Series I, Series II and Series III shares (as applicable) of the Acquiring Fund shall be computed by the Custodian in the manner set forth in the Declaration of Trust or JHVIT’s By-laws (the “By-laws”) and then-current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Fund, said assets and liabilities to be valued in the manner set forth in the Declaration of Trust or By-laws and then-current prospectus and statement of additional information.

(ii) The number of Series I, Series II and Series III shares (as applicable) of the Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for the Acquired Fund’s assets shall be determined by dividing the net value of the assets of the Acquired Fund attributable to shares of each class and to be transferred by the net asset value per share of the corresponding Series I, Series II and Series III shares (as applicable) of the Acquiring Fund, both as determined in accordance with Section 1(c)(i).

(iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

2.	Representations and Warranties of JHVIT on Behalf of the Acquiring Fund

JHVIT on behalf of the Acquiring Fund represents and warrants as follows:

(a) Organization, Existence, etc. JHVIT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Fund and JHVIT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. JHVIT is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

(c) Current Offering Documents. The current prospectus of JHVIT dated April 30, 2012, as supplemented, and the current statements of additional information of JHVIT dated April 30, 2012, as supplemented, and as each may be further supplemented or amended, included in JHVIT’s registration statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Capitalization. JHVIT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHVIT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHVIT’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series). All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

(e) Financial Statements. The financial statements of the Acquiring Fund for the fiscal year ended December 31, 2011, which have been audited by the independent registered public accounting firm retained by JHVIT, and the financial statements of the Acquiring Fund for the six months ended June 30, 2012, which have not been audited, in each case fairly present the financial position of the Acquiring Fund as of the date thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles (“GAAP”).

(f) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Acquiring Fund’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series).

(g) Authority Relative to this Plan. JHVIT, on behalf of the Acquiring Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Board and no other proceedings by JHVIT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHVIT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

(h) Liabilities. There are no known liabilities of the Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund’s Financial Statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2012 or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

(i) No Material Adverse Change. Since June 30, 2012, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

(j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVIT, threatened which, if adversely determined, would materially and adversely affect the Acquiring Fund’s assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Fund and, to the knowledge of JHVIT, there are no regulatory investigations of the Acquiring Fund, pending or threatened, other than routine inspections and audits.

(k) Contracts. No default exists under any material contract or other commitment on behalf of the Acquiring Fund to which JHVIT is subject.

(l) Taxes. All federal and other income tax returns of the Acquiring Fund required to be filed by JHVIT have been filed for all taxable years to and including December 31, 2011, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVIT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Fund have been paid so far as due. The Acquiring Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquiring Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.

(m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Fund of the Reorganization, except such as have been obtained as of the date hereof.

3.	Representations and Warranties of JHVIT on Behalf of the Acquired Fund

JHVIT on behalf of the Acquired Fund represents and warrants as follows:

(a) Organization, Existence, etc. JHVIT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Fund and JHVIT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. JHVIT is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

(c) Current Offering Documents. The current prospectus of JHVIT dated April 30, 2012, as supplemented, and the current statement of additional information of JHVIT dated April 30, 2012, as supplemented, and as each may be further supplemented or amended, included in JHVIT’s registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the 1940 Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Capitalization. JHVIT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHVIT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHVIT’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series). All such shares of the Acquired Fund will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Fund as set forth on the books and records of JHVIT in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Fund for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund shares, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares (other than any existing dividend reinvestment plans of the Acquired Fund or as set forth in this Plan), nor are there outstanding any securities convertible by their terms into any shares of the Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of JHVIT). All of the Acquired Fund’s issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

(e) Financial Statements. The financial statements of the Acquired Fund for the fiscal year ended December 31, 2011, which have been audited by the independent registered public accounting firm retained by JHVIT, and the financial statements of the Acquired Fund for the six months ended June 30, 2012, which have not been audited, in each case fairly present the financial position of the Acquired Fund as of the date thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

(f) Authority Relative to this Plan. JHVIT, on behalf of the Acquired Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Board and no other proceedings by JHVIT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHVIT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

(g) Liabilities. There are no known liabilities of the Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund’s financial statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2012 or otherwise previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund.

(h) No Material Adverse Change. Since June 30, 2012, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

(i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVIT, threatened which, if adversely determined, would materially and adversely affect the Acquired Fund’s assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquired Fund and, to the knowledge of JHVIT, there are no regulatory investigations of the Acquired Fund, pending or threatened, other than routine inspections and audits.

(j) Contracts. JHVIT is not subject to any contracts or other commitments on behalf of the Acquired Fund (other than this Plan) which will not be terminated with respect to the Acquired Fund without liability to JHVIT or the Acquired Fund as of or prior to the Effective Time of the Reorganization.

(k) Taxes. All federal and other income tax returns of the Acquired Fund required to be filed by JHVIT with respect to the Acquired Fund have been filed for all taxable years to and including December 31, 2011, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVIT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquired Fund have been paid so far as due. The Acquired Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquired Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquired Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.

(l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquired Fund of the Reorganization, except such as have been obtained as of the date hereof.

4.	Covenants of JHVIT on Behalf of the Acquiring Fund

JHVIT on behalf of the Acquiring Fund covenants to the following:

(a) Registration Statement. On behalf of the Acquiring Fund, JHVIT shall file with the Commission a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the “Regulations”) and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the “Prospectus”) and statement of additional information (the “SAI”) included therein, as amended or supplemented by any amendments or supplements filed by JHVIT, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(b) Cooperation in Effecting Reorganization. JHVIT on behalf of the Acquiring Fund agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.

(c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, and, in particular, any actions necessary as a result of the circumstances identified in Section 1(a)(ii) of this Plan, JHVIT with respect to the Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5.	Covenants of JHVIT on Behalf of the Acquired Fund

JHVIT on behalf of the Acquired Fund covenants to the following:

(a) Meeting of the Acquired Fund’s Shareholders. JHVIT shall call and hold a meeting of the shareholders of the Acquired Fund for the purpose of acting upon this Plan and the transactions contemplated herein.

(b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Fund’s assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Acquired Fund’s books. At least five (5) business days prior to the Exchange Date, the Acquired Fund will provide the Acquiring Fund with a list of its assets and a list of its stated liabilities. The Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHVIT, on behalf of the Acquiring Fund, acquire any additional securities other than securities that the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, JHVIT will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Fund as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the “Schedule”). All securities to be listed in the Schedule for the Acquired Fund as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

(c) Registration Statement. In connection with the preparation of the Registration Statement, JHVIT on behalf of the Acquired Fund will furnish the information relating to the Acquired Fund required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and SAI). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Fund, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and SAI, as amended or supplemented by any amendments or supplements filed by JHVIT, insofar as they relate to the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement,

Prospectus or SAI made in reliance upon and in conformity with information furnished by JHVIT with respect to the Acquired Fund for use in the Registration Statement, Prospectus or SAI as provided in this Section 5(c).

(d) Cooperation in Effecting Reorganization. JHVIT on behalf of the Acquired Fund agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

(e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, and, in particular, any actions necessary as a result of the circumstances identified in Section 1(a)(ii) of this Plan, JHVIT with respect to the Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

(f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, JHVIT on behalf of the Acquired Fund shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

6.	Conditions Precedent to Obligations of JHVIT on Behalf of the Acquired Fund

The obligations of JHVIT on behalf of the Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Approval by the Acquired Fund’s Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Fund entitled to vote on the matter (“Acquired Shareholder Approval”).

(b) Covenants, Warranties and Representations. With respect to the Acquiring Fund, JHVIT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since June 30, 2012.

(c) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the “Regulatory Approvals”).

(d) Tax Opinions. JHVIT shall have received one or more opinions of Dechert LLP, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHVIT that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Fund (the “Tax Opinions”). For purposes of rendering its opinion, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and SAI, and on such other written representations verified as of the Effective Time of the Reorganization.

7.	Conditions Precedent to Obligations of JHVIT on Behalf of the Acquiring Fund

The obligations of JHVIT on behalf of the Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Approval by the Acquired Fund’s Shareholders. The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Fund.

(b) Covenants, Warranties and Representations. With respect to the Acquired Fund, JHVIT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since December 31, 2011.

(c) Portfolio Securities. All securities to be acquired by the Acquiring Fund in the Reorganization shall have been approved for acquisition by JHIMS (or, at its discretion, by the subadviser for the Acquiring Fund) as consistent with the investment policies of the Acquiring Fund.

(d) Regulatory Approval. The Regulatory Approvals shall have been obtained.

(e) Distribution of Income and Gains. JHVIT on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund all of the Acquired Fund’s investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

(f) Tax Opinions. JHVIT shall have received the Tax Opinions.

(g) Financial Statements. The financial statements of JHVIT for the fiscal year ended December 31, 2011 shall have been audited by the independent registered public accounting firm retained by JHVIT. In addition, as of the Exchange Date and except as may be affected by the transactions contemplated by this Plan: (i) the representations and warranties of JHVIT on behalf of the Acquired Fund set forth in Sections 3(e) and (g) of this Plan are true and correct as to the financial statements referred to in the first sentence of this Section 7(g); and (ii) the representation and warranty set forth in the first sentence of Section 3(k) of this Plan are true and correct as to all taxable years to and including December 31, 2012.

8.	Amendments; Terminations; No Survival of Covenants, Warranties and Representations

(a) Amendments. JHVIT may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Fund, but after such approval, no amendment shall be made which substantially changes the terms hereof. Notwithstanding the foregoing, this Plan may be deemed to be amended as provided in Section 12 hereof.

(b) Waivers. At any time prior to the Effective Time of the Reorganization, JHVIT, on behalf of either or both of the Acquired and Acquiring Funds, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Fund or series contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Fund or series contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

(c) Termination. This Plan may be terminated by JHVIT at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that either the Board of Trustees or one or more of the officers of JHVIT determine that proceeding with this Plan is not in the best interests of the shareholders or contract owners of either or both of the Acquired and Acquiring Funds or for any other reason.

(d) Unless JHVIT shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on April 26, 2014 if the Effective Time of the Reorganization is not on or prior to such date.

(e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9.	Expenses

With respect to each Acquired Fund and its corresponding Acquiring Fund, the expenses of the Reorganization will be borne solely by the Acquired Fund. If the Reorganization is not consummated as to an Acquired Fund or Acquiring Fund, the expenses of the Reorganization as to that Acquired Fund or Acquiring Fund, as applicable, will be paid by JHIMS. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Fund shares registered thereby, which shall be payable by the Acquiring Fund); (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs relating to the Reorganization.

10.	Reliance

All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Funds, the Acquiring Funds and JHVIT notwithstanding any investigation made by such party or on its behalf.

11.	Headings; Counterparts; Governing Law; Assignment

(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

(d) This Plan shall bind and inure to the benefit of JHVIT, the Acquired Fund and the Acquiring Fund and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

(e) The name “John Hancock Variable Insurance Trust” is the designation of the Trustees under an Agreement and Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with JHVIT must look solely to JHVIT’s property for the enforcement of any claims against JHVIT, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of JHVIT. No series of JHVIT shall be liable for claims against any other series of JHVIT.

12.	Conversion to Limited Liability Company

In the event that, prior to the filing of the Registration Statement with the Commission, the effective date thereof or the Effective Time of the Reorganization, JHVIT converts from a Massachusetts business trust to a Delaware limited liability company, to be known as John Hancock Variable Insurance Portfolios, LLC (“JHVIP”), pursuant to a Plan of Conversion approved by shareholders of JHVIT and in accordance with the provisions of Section 18-214 of the Delaware Limited Liability Company Act, then this Plan shall be deemed to be the Plan of JHVIP and to be amended as necessary or appropriate for such purpose, including as follows:

(a) References to, representations by and covenants of JHVIT (including representations by JHVIT that it is a Massachusetts business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts) shall be deemed to be, respectively, references to, representations by and covenants of JHVIP (including representations by JHVIP that it is a Delaware limited liability company that is duly organized, validly existing and in good standing under the laws of the State of Delaware);

(b) The Acquired Funds and their corresponding Acquiring Funds shall be deemed to be the following:

Acquired Fund	Corresponding Acquiring Fund
American Global Small Capitalization Trust	American Global Growth Trust
American High-Income Bond Trust	High Yield Trust

(c) References to the “shares” or “shares of beneficial interest, par value $.01 per share,” of JHVIT or the Acquired or Acquiring Funds shall be deemed to be references to “shares” or “shares of limited liability company interest, without par value,” of JHVIP or the Acquired or Acquiring Funds;

(d) References to the Board of Trustees and officers of JHVIT shall be deemed to be references to, respectively, the Board of Directors and officers of JHVIP;

(e) References to the Declaration of Trust and Bylaws of JHVIT and to the “laws of Massachusetts” (or the “laws of the Commonwealth of Massachusetts”) or “Massachusetts law” shall be deemed to be, respectively, references to the Limited Liability Company Operating Agreement of JHVIP and to the “laws of Delaware” (or the “laws of the State of Delaware”) or “Delaware law,” including for purposes of Section 11(c) of the Plan;

(f) Section 11(e) of the Plan shall be deemed to be deleted; and

(g) the individuals executing this Plan in their capacities as authorized officers of JHVIT shall be deemed to have executed this Plan in their capacities as authorized officers of JHVIP.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

JOHN HANCOCK VARIABLE INSURANCE TRUST, on behalf of each Acquired Fund

BY:

Name:

Title:

JOHN HANCOCK VARIABLE INSURANCE TRUST, on behalf of each Acquiring Fund

BY:

Name:

Title:

For purposes of Sections 1(a)(ii) and 9 of this Plan only:

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC

BY:

Name:

Title:

Appendix B

FINANCIAL HIGHLIGHTS OF THE FUNDS

The financial highlights tables for the Acquired and Acquiring Funds are intended to help investors understand the financial performance of each fund for the past five years ended December 31, 2011 (or since inception in the case of a fund in operation for less than five years) and the six-month period ended June 30, 2012. Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular fund (assuming reinvestment of all dividends and distributions). The financial statements of JHVIT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2011 (File Nos. 2-94157 and 811-04146) have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. Information for the six-month period ended June 30, 2012 has not been audited. Copies of the Annual Report and Semi-Annual Report are available on request as described above.

The performance information included in the “Financial Highlights” does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

B-1

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid- in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

American Global Small Capitalization Trust
SERIES I

06-30-2012[1]	8.08	0.09	[2,3]	0.39	0.48	—	—	—	—	8.56	5.94	[4,5]	0.67	[6,7]	0.67	[6,7]	2.06	[3,7]	1		5
12-31-2011	10.13	0.09	[2,3]	(2.06)	(1.97)	(0.08)	—	—	(0.08)	8.08	(19.43)[4]		0.66	[6]	0.66	[6]	0.98	[3]	—	[8]	15
12-31-2010[9]	10.08	0.06	[2,3]	0.11	0.17	(0.12)	—	—	(0.12)	10.13	1.64	[4,5]	0.65	[7,6]	0.65	[7,6]	3.82	[7,3]	—	[8]	14

SERIES II

06-30-2012[1]	8.05	0.07	[2,3]	0.41	0.48	—	—	—	—	8.53	5.96	[4,5]	0.82	[6,7]	0.82	[6,7]	1.57	[3,7]	54		5
12-31-2011	10.10	0.07	[2,3]	(2.05)	(1.98)	(0.07)	—	—	(0.07)	8.05	(19.63)[4]		0.81	[6]	0.81	[6]	0.73	[3]	54		15
12-31-2010	8.40	0.10	[2,3]	1.73	1.83	(0.10)	(0.03)	—	(0.13)	10.10	21.85	[4]	0.81	[6]	0.80	[6]	1.10	[3]	79		14
12-31-2009	6.03	(0.02)[2,3]		3.28	3.26	— [10]	(0.89)	—	(0.89)	8.40	60.44	[4]	0.82	[6]	0.78	[6]	(0.30)[3]		74		27
12-31-2008	13.35	(0.08)[2,3]		(7.11)	(7.19)	— [10]	(0.13)	—	(0.13)	6.03	(53.79)[4]		0.83	[6]	0.78	[6]	(0.78)[3]		47		25
12-31-2007[11]	12.50	0.32	[2,3]	0.78 [12]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[5]	0.86	[6,7]	0.86	[6,7]	3.49	[3,7]	87		4

SERIES III

06-30-2012[1]	8.05	0.09	[2,3]	0.41	0.50	—	—	—	—	8.55	6.21	[4,5]	0.32	[6,7]	0.32	[6,7]	2.06	[3,7]	33		5
12-31-2011	10.11	0.12	[2,3]	(2.07)	(1.95)	(0.11)	—	—	(0.11)	8.05	(19.24)[4]		0.31	[6]	0.31	[6]	1.24	[3]	32		15
12-31-2010	8.40	0.14	[2,3]	1.75	1.89	(0.15)	(0.03)	—	(0.18)	10.11	22.50	[4]	0.31	[6]	0.30	[6]	1.62	[3]	34		14
12-31-2009	6.01	0.02	[2,3]	3.26	3.28	— [10]	(0.89)	—	(0.89)	8.40	61.16	[4]	0.32	[6]	0.28	[6]	0.31	[3]	31		27
12-31-2008[13]	13.31	(0.02)[2,3]		(7.09)	(7.11)	—	(0.19)	—	(0.19)	6.01	(53.39)[4,5]		0.33	[6,7]	0.28	[6,7]	(0.28)[3,7]		5		25

1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I shares is 11-5-10. 10. Less than $0.005 per share. 11. The inception date for Series II shares is 5-1-07. 12. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. 13. The inception date for Series III shares is 1-2-08.

AMERICAN GLOBAL GROWTH TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid- in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

American Global Growth Trust
SERIES I

06-30-2012[1]	10.11	(0.03)[2,3]		0.91	0.88	—	—	—	—	10.99	8.70	[4,5]	0.64	[6,7]	0.64	[6,7]	(0.57)[3,7]		1		1
12-31-2011	11.25	0.21	[2,3]	(1.25)	(1.04)	(0.10)	—	—	(0.10)	10.11	(9.24)[4]		0.64	[6]	0.64	[6]	2.01	[3]	2		7
12-31-2010[8]	11.27	0.05	[2,3]	0.04	0.09	(0.11)	—	—	(0.11)	11.25	0.81	[4,5]	0.61	[6,7]	0.61	[6,7]	4.18	[3,7]	—	[9]	8

SERIES II

06-30-2012[1]	10.09	(0.04)[2,3]		0.92	0.88	—	—	—	—	10.97	8.72	[4,5]	0.79	[6,7]	0.79	[6,7]	(0.68)[3,7]		159		1
12-31-2011	11.23	0.08	[2,3]	(1.14)	(1.06)	(0.08)	—	—	(0.08)	10.09	(9.40)[4]		0.79	[6]	0.79	[6]	0.73	[3]	158		7
12-31-2010	10.19	0.09	[2,3]	1.05	1.14	(0.10)	—	—	(0.10)	11.23	11.17	[4]	0.79	[6]	0.78	[6]	0.91	[3]	199		8
12-31-2009	7.76	0.08	[2,3]	2.94	3.02	(0.08)	(0.51)	—	(0.59)	10.19	41.42	[4]	0.80	[6]	0.78	[6]	0.88	[3]	196		11
12-31-2008	13.11	0.14	[2,3]	(5.22)	(5.08)	(0.14)	(0.13)	—	(0.27)	7.76	(38.68)[4]		0.80	[6]	0.78	[6]	1.24	[3]	150		15
12-31-2007[10]	12.50	0.43	[2,3]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[4,5]	0.81	[6,7]	0.81	[6,7]	4.89	[3,7]	227		1

SERIES III

06-30-2012[1]	10.08	(0.01)[2,3]		0.91	0.90	—	—	—	—	10.98	8.93	[4,5]	0.29	[6,7]	0.29	[6,7]	(0.18)[3,7]		4		1
12-31-2011	11.22	0.15	[2,3]	(1.15)	(1.00)	(0.14)	—	—	(0.14)	10.08	(8.92)[4]		0.29	[6]	0.29	[6]	1.37	[3]	3		7
12-31-2010	10.17	0.16	[2,3]	1.04	1.20	(0.15)	—	—	(0.15)	11.22	11.80	[4]	0.29	[6]	0.28	[6]	1.60	[3]	3		8
12-31-2009	7.74	0.20	[2,3]	2.87	3.07	(0.13)	(0.51)	—	(0.64)	10.17	42.22	[4]	0.30	[6]	0.28	[6]	2.17	[3]	2		11
12-31-2008[11]	13.07	0.66	[2,3]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[4,5]		0.30	[6,7]	0.28	[6,7]	7.23	[3,7]	—	[9]	15

1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. The inception date for Series I shares is 11-5-10. 9. Less than $500,000. 10. The inception date for Series II shares is 5-1-07. 11. The inception date for Series III shares is 1-2-08.

AMERICAN HIGH-INCOME BOND TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid- in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

American High-Income Bond Trust
SERIES I

06-30-2012[1]	10.29	0.13	[2,3]	0.47	0.60	—	—	—	—	10.89	5.83	[4,5]	0.66	[6,7]	0.66	[6,7]	2.36	[3,7]	2		5
12-31-2011	10.95	0.81	[2,3]	(0.65)	0.16	(0.82)	—	—	(0.82)	10.29	1.48	[4]	0.66	[6]	0.66	[6]	7.33	[3]	2		17
12-31-2010[8]	11.68	0.67	[2,3]	(0.62)	0.05	(0.78)	—	—	(0.78)	10.95	0.41	[4,5]	0.65	[6,7]	0.65	[6,7]	5.94	[3,7]	—	[9]	19

SERIES II

06-30-2012[1]	10.27	0.10	[2,3]	0.50	0.60	—	—	—	—	10.87	5.84	[4,5]	0.81	[6,7]	0.81	[6,7]	1.90	[3,7]	53		5
12-31-2011	10.93	0.79	[2,3]	(0.65)	0.14	(0.80)	—	—	(0.80)	10.27	1.32	[4]	0.81	[6]	0.81	[6]	7.18	[3]	54		17
12-31-2010	10.21	0.77	[2,3]	0.71	1.48	(0.76)	—	—	(0.76)	10.93	14.52	[4]	0.81	[6]	0.80	[6]	7.07	[3]	62		19
12-31-2009	7.81	0.66	[2,3]	2.34	3.00	(0.60)	—	—	(0.60)	10.21	38.42	[4]	0.84	[6]	0.78	[6]	7.15	[3]	58		19
12-31-2008	11.33	0.68	[2,3]	(3.46)	(2.78)	(0.74)	—	—	(0.74)	7.81	(24.39)[4]		0.86	[6]	0.78	[6]	6.45	[3]	34		26
12-31-2007[10]	12.50	1.58	[2,3]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[5]		0.96	[6,7]	0.96	[6,7]	19.47	[3,7]	46		3

SERIES III

06-30-2012[1]	10.25	0.13	[2,3]	0.49	0.62	—	—	—	—	10.87	6.05	[4,5]	0.31	[6,7]	0.31	[6,7]	2.48	[3,7]	43		5
12-31-2011	10.91	0.85	[2,3]	(0.65)	0.20	(0.86)	—	—	(0.86)	10.25	1.84	[4]	0.31	[6]	0.31	[6]	7.68	[3]	42		17
12-31-2010	10.19	0.97	[2,3]	0.57	1.54	(0.82)	—	—	(0.82)	10.91	15.09	[4]	0.31	[6]	0.30	[6]	8.91	[3]	42		19
12-31-2009	7.80	2.33	[2,3]	0.71	3.04	(0.65)	—	—	(0.65)	10.19	39.05	[4]	0.34	[6]	0.28	[6]	22.94	[3]	17		19
12-31-2008[11]	11.32	2.53	[2,3]	(5.26)	(2.73)	(0.79)	—	—	(0.79)	7.80	(23.93)[4,5]		0.36	[6,7]	0.28	[6,7]	26.70	[3,7]	—	[9]	26

1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.80%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. The inception date for Series I shares is 11-5-10. 9. Less than $500,000. 10. The inception date for Series II shares is 5-1-07. 11. The inception date for Series III shares is 1-2-08.

HIGH YIELD TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)

High Yield Trust
SERIES I

06-30-2012[1]	5.46	0.22	[2]	0.23	0.45	—	—	—	—	5.91	8.24	[3,4]	0.76	[5]	0.76	[5]	7.68	[5]	70	45
12-31-2011	5.94	0.47	[2]	(0.42)	0.05	(0.53)	—	—	(0.53)	5.46	0.90	[3]	0.77		0.76		7.68		74	91	[6]
12-31-2010	8.17	0.70	[2]	0.38	1.08	(3.31)[7]	—	—	(3.31)	5.94	13.78	[3]	0.75		0.75		8.28		86	58	[6]
12-31-2009	5.89	0.81	[2]	2.35	3.16	(0.88)	—	—	(0.88)	8.17	54.51	[3]	0.75		0.75		11.16		88	93
12-31-2008	9.50	0.86	[2]	(3.66)	(2.80)	(0.81)	—	—	(0.81)	5.89	(29.52)[3]		0.77		0.77		9.96		63	61
12-31-2007	10.66	0.82	[2]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[3]	0.75		0.75		7.86		110	75

SERIES II

06-30-2012[1]	5.54	0.22	[2]	0.23	0.45	—	—	—	—	5.99	8.12	[3,4]	0.96	[5]	0.96	[5]	7.47	[5]	73	45
12-31-2011	6.02	0.46	[2]	(0.42)	0.04	(0.52)	—	—	(0.52)	5.54	0.67	[3]	0.97		0.96		7.46		81	91	[6]
12-31-2010	8.24	0.68	[2]	0.39	1.07	(3.29)[7]	—	—	(3.29)	6.02	13.54	[3]	0.95		0.95		8.05		89	58	[6]
12-31-2009	5.93	0.81	[2]	2.36	3.17	(0.86)	—	—	(0.86)	8.24	54.36	[3]	0.95		0.95		10.92		100	93
12-31-2008	9.55	0.85	[2]	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)[3]		0.97		0.97		9.78		57	61
12-31-2007	10.70	0.80	[2]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[3]	0.95		0.95		7.69		76	75

SERIES NAV

06-30-2012[1]	5.41	0.22	[2]	0.22	0.44	—	—	—	—	5.85	8.13	[3,4]	0.71	[5]	0.71	[5]	7.75	[5]	96	45
12-31-2011	5.88	0.47	[2]	(0.41)	0.06	(0.53)	—	—	(0.53)	5.41	1.13	[3]	0.72		0.71		7.77		83	91	[6]
12-31-2010	8.12	0.73	[2]	0.35	1.08	(3.32)[7]	—	—	(3.32)	5.88	13.74	[3]	0.70		0.70		8.58		84	58	[6]
12-31-2009	5.86	0.81	[2]	2.33	3.14	(0.88)	—	—	(0.88)	8.12	54.50	[3]	0.70		0.70		11.23		1,698	93
12-31-2008	9.46	0.86	[2]	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)[3]		0.72		0.72		10.17		1,404	61
12-31-2007	10.63	0.83	[2]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[3]	0.70		0.70		8.07		1,900	75

1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, April 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of February 10, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON APRIL 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON APRIL 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of American Global Small Capitalization Trust into American Global Growth Trust.	☐	☐	☐

(Only shareholders of American Global Small Capitalization Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

AMERICAN HIGH-INCOME BOND TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, April 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of February 10, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON APRIL 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON APRIL 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of American High-Income Bond Trust into High Yield Trust.	☐	☐	☐

(Only shareholders of American High-Income Bond Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

STATEMENT OF ADDITIONAL INFORMATION

Dated: March 5, 2013

This Statement of Additional Information is available to the shareholders of each of the series or funds of John Hancock Variable Insurance Trust (“JHVIT”) listed below as an “Acquired Fund” in connection with the proposed reorganization providing for the combination of each Acquired Fund into the corresponding JHVIT fund listed below as an “Acquiring Fund” (each, a “Reorganization” and, together, the “Reorganizations”):

Acquired Funds		Corresponding Acquiring Funds
American Global Small Capitalization Trust	—	American Global Growth Trust
American High-Income Bond Trust	—	High Yield Trust

This Statement of Additional Information is not a prospectus but should be read in conjunction with JHVIT’s Proxy Statement/Prospectus dated March 5, 2013 for the Special Meeting of Shareholders of the Acquired Funds to be held on April 10, 2013. The Proxy Statement/Prospectus, which describes the Reorganizations, may be obtained without charge by writing to JHVIT at the address above or by calling the following toll free telephone number: (800) 344-1029.

Statements of Additional Information of JHVIT dated April 30, 2012, as supplemented, relating to the Acquired Funds and the Acquiring Funds.

Audited Financial Statements of JHVIT for the fiscal year ended December 31, 2011, relating to the Acquired Funds and the Acquiring Funds.

Unaudited Financial Statements of JHVIT for the six-month period ended June 30, 2012, relating to the Acquired Funds and the Acquiring Funds.

Pro forma Financial Information for each Reorganization.

INFORMATION INCORPORATED BY REFERENCE

This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-94157; 811-04146):

1.	The Statements of Additional Information of JHVIT dated April 30, 2012, as supplemented, relating to the Acquired Funds and the Acquiring Funds.

2.	The Audited Financial Statements of JHVIT for the fiscal year ended December 31, 2011, relating to the Acquired Funds and the Acquiring Funds, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to JHVIT’s Annual Report to Shareholders dated December 31, 2011 filed with the SEC on Form N-CSR on March 8, 2012, insofar as such financial statements and report relate to the Acquired Funds and the Acquiring Funds.

3.	The Unaudited Financial Statements of JHVIT for the six-month period ended June 30, 2012, relating to the Acquired Funds and Acquiring Funds, are incorporated by reference to JHVIT’s Semi-Annual Report to Shareholders dated June 30, 2012 filed with the SEC on Form N-CSR on September 4, 2012, insofar as such financial statements related to the Acquired Funds and Acquiring Funds.

PRO FORMA FINANCIAL INFORMATION

Combination of American Global Small Capitalization Trust into American Global Growth Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders and the unaudited Semi-Annual Report to Shareholders of John Hancock Variable Insurance Trust American Global Small Capitalization Trust and John Hancock Variable Insurance Trust American Global Growth Trust for the periods ended December 31, 2011 and June 30, 2012, respectively, which are on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2012 is intended to present ratios and supplemental data as if the merger of the John Hancock Variable Insurance Trust American Global Small Capitalization Trust or Acquired Fund, into the John Hancock Variable Insurance Trust American Global Growth Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at June 30, 2011. The merger is intended to consolidate the Acquired Fund with the Acquiring Fund, similar funds. The Acquired Fund and the Acquiring Fund both invest solely in its respective master fund, each of which is managed by Capital Research and Management Company.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms. Each of the Acquired and Acquiring Fund is a feeder fund and does not have an advisory fee. However, the respective master fund in which the Acquired Fund and Acquiring Fund invest had effective advisory fee rates of 0.530% for the 12-month period ended June 30, 2012.

As of June 30, 2012 the net assets of: (i) the Acquired Fund were $87,527,149 and (ii) the Acquiring Fund were $163,919,799. The net assets of the combined fund as of June 30, 2012 would have been $251,340,350 reflecting a reduction of $106,598 due to estimated reorganization costs.

On a pro forma basis for the year ended June 30, 2012, the proposed reorganization would result in a $153,867 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $46,912, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance.

The securities held by the Acquired Fund, consisting substantially of Class 1 shares of the Master Global Small Capitalization Fund in which the Acquired Fund invests, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At June 30, 2012 the American Global Small Capitalization Trust and the American Global Growth Trust had total capital loss carryforwards of $5,869,264 and $8,456,587, respectively; the availability of the American Global Small Capitalization Trust’s carryforwards to offset future capital gains, if any, in the Acquiring Fund may be limited.

The estimated reorganization costs of $106,598 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses

1

of the Reorganization as to that Fund will be paid by John Hancock Investment Management Services.

Combination of American High-Income Bond Trust into High Yield Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders and the unaudited Semi-Annual Report to Shareholders of John Hancock Variable Insurance Trust American High-Income Bond Trust and John Hancock Variable Insurance Trust High Yield Trust for the periods ended December 31, 2011 and June 30, 2012, respectively, which are on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2012 is intended to present ratios and supplemental data as if the merger of the John Hancock Variable Insurance Trust American High-Income Bond Trust, or Acquired Fund, into the John Hancock Variable Insurance Trust High Yield Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at June 30, 2011. The merger is intended to consolidate the Acquired Fund which invests solely in a master fund that is advised by Capital Research and Management Company, with the Acquiring Fund, a similar fund that is advised by John Hancock Investment Management Services (“JHIMS”), sub-advised by Western Asset Management Company and sub-subadvised by Western Asset Management Company Limited.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund is a feeder fund and does not have an advisory fee. The master fund in which American High-Income Bond Trust invests and the High Yield Trust had effective advisory fee rates of 0.46% and 0.67%, respectively, for the 12-month period ended June 30, 2012.

As of June 30, 2012 the net assets of: (i) the Acquired Fund were $98,324,530 and (ii) the Acquiring Fund were $238,649,282. The net assets of the combined fund as of June 30, 2012 would have been $336,873,918 reflecting a reduction of $99,894 due to estimated reorganization costs.

On a pro forma basis for the year ended June 30, 2012, the proposed reorganization would result in a $164,053 increase in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $424,930, due to the lower distribution fee schedule of the Acquiring Fund and the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance.

The securities held by the Acquired Fund, consisting substantially of Class 1 shares of the Master High-Income Bond Fund in which the Acquired Fund invests, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At June 30, 2012 the American High-Income Bond Trust and the High Yield Trust had total capital loss carryforwards of $790,823 and $360,123,838, respectively; the availability of the American High-Income Bond Trust’s carryforwards to offset future capital gains, if any, in the Acquiring Fund may be limited.

2

The estimated reorganization costs of $99,894 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

3

PART C

OTHER INFORMATION

Item 15. Indemnification

Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including, but not limited to, accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Exhibit Number	Description* * Unless otherwise stated, all filing references are to File No. 2-94157.
1(a)	Agreement and Declaration of Trust dated September 29, 1988 — previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(b)	Redesignation of Series of Shares dated March 31, 1989 relating to Convertible Securities Trust — previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(c)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated March 31, 1989 relating to Conservative, Moderate and Aggressive Asset Allocation Trusts — previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(d)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1991 relating to Growth & Income Trust — previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(e)	Redesignation of Series of Shares dated April 3, 1991 relating to Bond Trust — previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1

Exhibit Number	Description*
1(f)	Redesignation of Series of Shares dated April 17 1991 relating to U.S. Government Bond Trust — previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(g)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated August 7, 1992 relating to Pasadena Growth Trust, Growth Trust, and Strategic Income Trust — previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(h)	Redesignation of Series of Shares dated April 4, 1993 relating to Growth Trust and Strategic Income Trust — previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(i)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 28, 1994 relating to International Growth and Income Trust — previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(j)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to Small/Mid Cap Trust — previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to- International Small Cap Trust — previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(l)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 1996 relating to Growth Trust — previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(m)	Redesignation of Series of Shares dated October 1, 1996 relating to Pasadena Growth Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996, accession number 0000950135-96-005355.

1(n)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 31, 1996 relating to Value, High Yield, International Stock, Science & Technology, Balanced, Worldwide Growth, Emerging Growth, Pilgrim Baxter Growth, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond, Equity Index, Quantitative Equity, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820, Lifestyle Aggressive 1000 Trusts previously filed as exhibit (a)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)	Redesignation of Series of Shares dated December 31, 1996 relating to Value Equity Trust previously filed as exhibit (a)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 30, 1997 relating to Small Company Value Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

2

Exhibit Number	Description*
1(q)	Amendment dated October 1, 1997 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to Manufacturers Investment Trust — previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

1(r)	Redesignation of Series of Shares dated November 2, 1998 relating to Emerging Growth Trust previously filed as exhibit (a)(18) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(s)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 1999 relating to Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock Trusts previously filed as exhibit (a)(19) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(t)	Redesignation of Series of Shares dated May 1, 1999 relating to Conservative Asset Allocation, Moderate Asset Allocation, Small/Mid Cap, International Growth and Income, Global Government Bond, Pilgrim Baxter Growth, Aggressive Asset Allocation, and Equity Trusts previously filed as exhibit (a)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(u)	Termination of Series of Shares dated May 1, 1999 relating to Capital Growth Bond Trust and Worldwide Growth Trust previously filed as exhibit (a)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(v)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2000 relating to Dynamic Growth, Internet Technologies, Tactical Allocation, Mid Cap Index, Small Cap Index, Total Stock Market Index, International Index, and 500 Index Trusts previously filed as exhibit (a)(22) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(w)	Redesignation of Series of Shares dated May 1, 2000 relating to Mid Cap Growth Trust previously filed as exhibit (a)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(x)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 31, 2000 relating to Capital Appreciation Trust previously filed as exhibit (a)(24) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(y)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2001 relating to Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value Trusts previously filed as exhibit (a)(25) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(z)	Redesignation of Series of Shares dated April 30, 2001 relating to Mid Cap Blend Trust previously filed as exhibit (a)(26) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(a)(a)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 16, 2001 relating to Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond Trusts previously filed as exhibit (a)(27) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

3

Exhibit Number	Description*
1(b)(b)	Establishment and Designation of Additional Class of Shares dated January 2, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(c)(c)	Redesignation of Class of Shares dated May 1, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(d)(d)	Redesignation of Series of Shares dated November 25, 2002 relating to Growth Trust previously filed as exhibit (a)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(e)(e)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(f)(f)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, and Small Cap Opportunities Trusts previously filed as exhibit (a)(32) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(g)(g)	Redesignation of Series of Shares dated May 1, 2003 relating to U.S. Large Cap Value Trust, Capital Opportunities Trust and Tactical Allocation Trust previously filed as exhibit (a)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(h)(h)	Termination of Series of Shares dated May 1, 2003 relating to Telecommunications Trust, Internet Technologies Trust, Mid Cap Growth Trust, and Mid Cap Opportunities Trust previously filed as exhibit (a)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(i)(i)	Establishment and Designation of Additional Class of Shares dated July 1, 2003 relating to Class III Shares of beneficial interest previously filed as exhibit (a)(35) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(j)(j)	Establishment and Designation of Additional Class of Shares dated July 8, 2003 relating to Class I Shares of beneficial interest for American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(36) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(k)(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 28, 2003 relating to Great Companies — America — previously filed as exhibit (a)(37) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(l)(l)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2004 relating to Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, and Strategic Income Trusts previously filed as exhibit (a)(38) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(m)(m)	Redesignation of Series of Shares dated May 1, 2004 relating to Pacific Rim Emerging Markets Trust and Global Equity Trust previously filed as exhibit (a)(39) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

4

Exhibit Number	Description*
1(n)(n)	Amendment dated January 1, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to John Hancock Trust previously filed as exhibit (a)(40) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)(o)	Establishment and Designation of Additional Class of Shares dated January 25, 2005 relating to Class NAV Shares of beneficial interest previously filed as exhibit (a)(41) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 25, 2005 relating to Money Market B, Index 500 B, International Index A, International Index B, Bond Index A, Bond Index B, Growth & Income II, Mid Value, Small Cap Value, Small Cap Growth, Overseas Equity, Active Bond, Short-Term Bond, and Managed Trusts previously filed as exhibit (a)(42) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(q)(q)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article IV, Section 4.1 previously filed as exhibit (a)(43) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(r)(r)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article VII, Section 7.2 previously filed as exhibit (a)(44) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(s)(s)	Establishment and Designation of Additional Class of Shares dated April 29, 2005 relating to Class IIIA Shares of beneficial interest previously filed as exhibit (a)(45) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(t)(t)	Establishment and Designation of Additional Series of Shares dated April 29, 2005 relating to Small Cap, International Opportunities, Core Bond, U.S. High Yield Bond, and Large Cap Trusts previously filed as exhibit (a)(46) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(u)(u)	Termination of Series of Shares dated May 2, 2005 relating to Select Growth, Core Value, Small-Mid Cap, Small-Mid Cap Growth, High, Grade Bond, Global Equity Select, International Equity Select, and Great Companies- America Trusts previously filed as exhibit (a)(47) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(v)(v)	Termination of Series of Shares dated May 2, 2005 relating to Strategic Growth, Small Company Blend, Overseas, Equity Index, Diversified Bond, and Aggressive Growth Trusts previously filed as exhibit (a)(48) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(w)(w)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 29, 2005 relating to American Bond Trust previously filed as exhibit (a)(49) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(x)(x)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 12, 2005 relating to Small Company Growth, Growth Opportunities, Value Opportunities, Vista, Intrinsic Value, Growth, U.S. Multi Sector, International Growth, Spectrum Income, and Value & Restructuring Trusts previously filed as exhibit (a)(50) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

5

Exhibit Number	Description*
1(y)(y)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 30, 2006 relating to Index Allocation Trust — previously filed as exhibit (a) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(z)(z)	Redesignation of Series of Shares dated April 28, 2006 relating to Lifestyle Trusts, Growth & Income Trust, Growth & Income Trust II, and International Stock Trust — previously filed as exhibit (a) (40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(a)(a)(a)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2006 relating to International Small Company, Real Estate Equity, Mid Cap Value Equity, Global Real Estate, Absolute Return, and High Income Trusts — previously filed as exhibit (a) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(b)(b)(b)	Termination of Series of Shares dated May 2, 2006 relating to Large Cap Growth Trust — previously filed as exhibit (a) (41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(c)(c)(c)	Redesignation of Series of Shares dated June 30, 2006 relating to International Index Trust A and International Index Trust B previously filed as exhibit (a)(55) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(d)(d)(d)	Termination of Class of Shares dated September 29, 2006 relating to Class III Shares and Class IIIA beneficial interest for Lifestyle Trusts — previously filed as exhibit (a) (45) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(e)(e)(e)	Termination of Series of Shares dated December 5, 2006 relating to Mid Cap Core Trust and Strategic Value Trust — previously filed as exhibit (a) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(f)(f)(f)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2007 relating to Small Cap Intrinsic Value, Founding Allocation, Income, Mutual Shares, Mid Cap Intersection, Emerging Markets Value, American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond, and American New World Trusts previously filed as exhibit (a)(58) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(g)(g)(g)	Termination of Series of Shares dated May 3, 2007 relating to Strategic Opportunities Trust previously filed as exhibit (a)(59) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(h)(h)(h)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 25, 2007 relating to American Fundamental Holdings Trust and American Global Diversification Trust previously filed as exhibit (a)(60) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(i)(i)(i)	Termination of Series of Shares dated November 21, 2007 relating to Special Value Trust previously filed as exhibit (a)(61) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(j)(j)(j)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 14, 2007 relating to Floating Rate Income Trust, Global Asset Allocation Trust and Lifecycle Portfolios previously filed as exhibit (a)(62) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6

Exhibit Number	Description*
1(k)(k)(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2008 relating to Disciplined Diversification Trust, Capital Appreciation Value Trust, and Growth Equity Trust previously filed as exhibit (a)(63) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(l)(l)(l)	Termination of Series of Shares dated May 9, 2008 relating to U.S. Global Leaders Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust, and Dynamic Growth Trust previously filed as exhibit (a)(64) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(m)(m)(m)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 2008 relating to American Diversified Growth & Income Trust previously filed as exhibit (a)(65) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(n)(n)(n)	Redesignation of Series of Shares dated July 9, 2008 relating to Quantitative Value Trust, Global Asset Allocation Trust, and Quantitative All Cap Trust previously filed as exhibit (a)(66) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)(o)(o)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 26, 2008 relating to BlackRock Global Allocation Trust, Alpha Opportunities Trust, and Smaller Company Growth Trust previously filed as exhibit (a)(67) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)(p)(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 29, 1988 relating to Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Bond PS Series and Strategic Allocation Trust previously filed as exhibit (a)(68) to post-effective amendment no. 93 filed on February 10, 2011, accession number 0000950123-11-011585.

1(q)(q)(q)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 29, 1988 relating to Strategic Equity Allocation Trust previously filed as exhibit (a)(69) to post-effective amendment no. 100 filed on April 25, 2012, accession number 0000950123-12-006547.

1(r)(r)(r)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 29, 1988 relating to 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B previously filed as exhibit (a)(70) to post-effective amendment no. 102 filed on June 28, 2012, accession number 0000950123-12-009605.

2(a)	Revised By-laws of the Trust dated June 30, 2006 previously filed as exhibit (b)(2) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

2(b)	Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 previously filed as exhibit (b)(3) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

3	Not Applicable.

4	Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus.

5	Included in Specimen Share Certificate previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997, accession number 0000950135-97-003874.

7

Exhibit Number	Description*
6(a)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Variable Insurance Trust (formerly John Hancock Trust) and John Hancock Investment Management Services, LLC (the “Adviser”) previously filed as exhibit (d)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(a)(1)	Chief Compliance Officer Services Agreement between the CCO, John Hancock Variable Insurance Trust (formerly John Hancock Trust), and John Hancock Investment Management Services, LLC dated October 10, 2008 previously filed as exhibit (d)(1)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(a)(2)	Amendment to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Bond Trust and Core Balanced Strategy Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit 99.(d)(1)(C) to post-effective amendment no. 86 filed on April 27, 2009, accession number 0000950135-09-003140.

6(a)(3)	Amendment dated April 29, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Balanced Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit 99.(d)(1)(D) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

6(a)(4)	Amendment dated December 19, 2008 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Short Term Government Income Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(a)(5)	Amendment dated March 20, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Mid Value Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit 99.(d)(1)(C) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

6(a)(6)	Amendment dated April 29, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Balanced Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit 99.(d)(1)(D) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

6(a)(7)	Amendment to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Currency Strategies Trust, International Growth Stock Trust and Ultra Short Term Bond Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(E) to post effective amendment no. 92 filed on May 13, 2010, accession number 0000950123-10-048878.

6(a)(8)	Amendment dated May 3, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Alpha Opportunities Trust, Blue Chip Growth Trust, Equity-Income Trust, Natural Resources Trust, New Income Trust, Small Cap Value Trust and Heritage Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(F) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

8

Exhibit Number	Description*
6(a)(9)	Amendment dated June 25, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Global Trust, Income Trust, International Small Company Trust, International Value Trust, Small Company Growth Trust, Currency Strategies Trust, International Growth Stock Trust and Ultra Short Term Bond Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(G) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(10)	Amendment dated September 24, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding All Cap Value Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(H) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(11)	Amendment dated November 8, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Strategic Income Opportunities Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(I) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(12)	Amendment dated December 28, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Capital Appreciation Value Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(J) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(13)	Amendment dated March 25, 2011 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Mutual Shares Trust, Bond PS Series, Strategic Allocation Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(K) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(14)	Amendment dated March 26, 2012 to the Amended and Restated Advisory Agreement dated September 30, 2008 regarding Strategic Equity Allocation Trust — previously filed as exhibit (d)(1)(G) to post-effective amendment no. 100 filed on April 25, 2012, accession number 0000950123-12-006547.

6(b)(1)	Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust, between the Adviser and Western Asset Management Company — previously filed as exhibit (d)(49) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(b)(1)(A)	Sub-Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust and Strategic Bond Trust, between Western Asset Management Company and Western Asset Management Company Limited — previously filed as exhibit (d)(50) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(b)(1)(B)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 3006 relating to Floating Rate Income Trust, between the Adviser and Western Asset Management Company — previously filed as exhibit (d)(80) to post-effective amendment no. 78 on February 13, 2008, accession number 00009500135-08-000895.

6(b)(2)	Amendment dated October 1, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Trust (WA Portfolio #3073), between the Adviser and Western Asset Management Company — previously filed as exhibit (d)(35)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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Exhibit Number	Description*
7(a)	Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

7(b)	Amendment dated September 28, 2004 to Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (e)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

8	Not Applicable

9	Custodian Agreement dated September 26, 2008 between the Trust and State Street Bank and Trust Company previously filed as exhibit (g) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

10(a)	Series I Shares Rule 12b-1 Plan (formerly Class A Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, and March 25, 2011 previously filed as exhibit (m) to post-effective amendment no. 93 filed on February 10, 2011, accession number 0000950123-11-011585.

10(a)(1)	Series II Shares Rule 12b-1 Plan (formerly Class B Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, and March 25, 2011previously filed as exhibit (m)(1) to post-effective amendment no. 93 filed on February 10, 2011, accession number 0000950123-11-011585.

10(a)(2)	Series III Shares Rule 12b-1 Plan dated March 23, 2007, as amended on September 28, 2007 and March 20, 2009 previously filed as exhibit (m)(2) to post-effective amendment no. 91 filed on April 28, 2010, accession number 0000950123-10-039304.

10(b)	Rule 18f-3 Plan dated September 21, 2001, as amended April 4, 2002, June 26, 2003, December 13, 2004, June 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and March 25, 2008 previously filed as exhibit (n) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

11	Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters — Filed herewith.

12	Forms of Opinions of Dechert LLP on tax matters — Filed herewith.

13	Not Applicable.

14(a)	Consent of PricewaterhouseCoopers LLP — Filed herewith.

14(b)	Consent of Dechert LLP — Filed herewith.

14(c)	Consent of Betsy Anne Seel — Included in Exhibit 11.

15	Not Applicable

16	Powers of Attorney for all Trustees — Filed herewith.

17(a)	Annual Report of John Hancock Variable Insurance Trust dated December 31, 2011 — previously filed on Form N-CSR on March 8, 2012, accession no. 0001145443-12-000193.

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Item 17. Undertakings

(a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c) The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganizations within a reasonably prompt time after receipt of such opinions.

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Signatures

Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Variable Insurance Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 18th day of January, 2013.

JOHN HANCOCK VARIABLE INSURANCE TRUST
(Registrant)
By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Attest:

/s/ Betsy Anne Seel
Betsy Anne Seel, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	** (Date)

/s/ Charles Rizzo Charles Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	** (Date)

/s/ Charles L. Bardelis* Charles L. Bardelis	Trustee	** (Date)

/s/ James R. Boyle* James R. Boyle	Trustee	** (Date)

/s/ Craig Bromley* Craig Bromley	Trustee	** (Date)

/s/ Peter S. Burgess* Peter S. Burgess	Trustee	** (Date)

/s/ William H. Cunningham* William H. Cunningham	Trustee	** (Date)

/s/ Grace K. Fey* Grace K. Fey	Trustee	** (Date)

/s/ Theron S. Hoffman* Theron S. Hoffman	Trustee	** (Date)

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	** (Date)

/s/ Hassell H. McClellan* Hassell H. McClellan	Trustee	** (Date)

/s/ James M. Oates* James M. Oates	Trustee and Chairman	** (Date)

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	** (Date)

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	** (Date)

/s/ Warren A. Thomson* Warren A. Thomson	Trustee	** (Date)

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* By: /s/ Betsy Anne Seel
Betsy Anne Seel, Attorney-in-Fact
Pursuant to Powers of Attorney Filed herewith.

** January 18, 2013

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JOHN HANCOCK VARIABLE INSURANCE TRUST

Index To Exhibits

Exhibit Number	Description of Exhibit
4	Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).

11	Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters.

12	Forms of Opinions of Dechert LLP on tax matters.

14(a)	Consent of PricewaterhouseCoopers LLP.

14(b)	Consent of Dechert LLP.

16	Powers of Attorney for all Trustees.

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